UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-14.54%	1.67%	5.16%
Class T (incl. 4.00% sales charge)	-14.53%	1.65%	5.11%
Class B (incl. contingent deferred sales charge) A	-15.80%	1.43%	5.05%
Class C (incl. contingent deferred sales charge) B	-12.43%	1.70%	4.74%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on December 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity® Advisor Strategic Income Fund

Though not as crushing in absolute terms as the equity markets, global debt securities saw their own share of volatility during the year ending December 31, 2008. As credit markets the world over began to seize up and the multiyear global growth story collapsed, debt backed in some form by the governments of the major developed-world economies produced positive returns. Virtually everything else lost money, as investors spurned risk and fled toward safer havens. In the United States, Treasury securities - long considered an essentially risk-free asset class - produced the most solid returns, with the Barclays Capital U.S. Government Index gaining 12.39% during the past year. In sharp contrast, the below-investment-grade high-yield bond market fell deep into negative territory for the period, as illustrated by the -26.11% return of the Merrill Lynch® U.S. High Yield Master II Constrained Index. Similar risk-averse investment behavior touched the foreign bond markets. Higher-quality sovereign debt issued by the developed economies of the world solidly outpaced the credit instruments issued by the emerging-markets economies. This disparity was highlighted by the 1.69% gain of the Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the U.S. - versus the -10.91% annual return produced by the JPMorgan Emerging Markets Bond Index (EMBI) Global.

Advisor Strategic Income's Class A, Class T, Class B and Class C shares declined 10.98%, 10.97%, 11.60% and 11.59%, respectively (excluding sales charges) versus a 8.99% drop for the Fidelity Strategic Income Composite Index. Our defensive asset allocation strategy - overweighting the higher-quality investment-grade asset classes and underweighting the riskier ones - helped performance versus the Composite index, but security selection at the subportfolio level proved more challenging. In the emerging-markets sleeve, for example, a sizable overweighting in one country position - Argentina - was the biggest factor in our underperformance there. In high-yield debt, the period's worst-performing asset class, our underweighting helped but was somewhat offset by poor-performing technology and automotive issues in the high-yield subportfolio. The developed-markets sleeve came up a bit short, in part due to the strengthening U.S. dollar, which detracted from the returns of non-U.S. securities. Meanwhile, the U.S. government bond category - the focal point of the debt markets' quality bias - delivered a double-digit gain, and our U.S. fixed-income subportfolio produced a comparably solid return as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.01%
Actual		$ 1,000.00	$ 884.00	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Class T	1.00%
Actual		$ 1,000.00	$ 884.80	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class B	1.75%
Actual		$ 1,000.00	$ 881.80	$ 8.28
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
Class C	1.78%
Actual		$ 1,000.00	$ 881.30	$ 8.42
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 9.02
Institutional Class	.78%
Actual		$ 1,000.00	$ 886.10	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Holdings as of December 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.4	15.3
Fannie Mae	9.4	9.1
Freddie Mac	7.2	5.4
German Federal Republic	3.7	4.4
Canadian Government	2.7	2.5
	37.4
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.2	7.5
Telecommunication Services	5.4	4.6
Energy	3.5	4.7
Financials	3.4	4.6
Information Technology	3.3	4.1
Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
U.S. Government and U.S. Government Agency Obligations 32.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA,AA,A 15.6%	AAA,AA,A 15.7%
BBB 4.5%	BBB 5.7%
BB 12.7%	BB 11.7%
B 16.3%	B 17.7%
CCC,CC,C 6.4%	CCC,CC,C 7.6%
D 0.0% †	D 0.0%
Not Rated 1.0%	Not Rated 1.4%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 10.1%

† Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Preferred Securities 0.7%		Preferred Securities 0.8%
	Corporate Bonds 25.8%		Corporate Bonds 30.0%
	U.S. Government and U.S. Government Agency Obligations 32.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Foreign Government & Government Agency Obligations 22.7%		Foreign Government & Government Agency Obligations 22.6%
	Floating Rate Loans 6.7%		Floating Rate Loans 5.4%
	Stocks 0.2%		Stocks 0.2%
	Other Investments 0.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 11.1%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	32.8%	** Foreign investments	33.3%
* Futures and Swaps	2.6%	** Swaps	1.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 25.7%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 5,260	$ 1,808
6% 5/1/15		21,875	6,267
ON Semiconductor Corp. 0% 4/15/24		450	369
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	206
			8,650
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. 3.125% 6/15/12		4,470	2,707
TOTAL CONVERTIBLE BONDS			11,357
Nonconvertible Bonds - 25.5%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	1,475
TRW Automotive, Inc.:
7% 3/15/14 (g)		335	178
7.25% 3/15/17 (g)		240	122
Visteon Corp. 7% 3/10/14		10,020	1,503
			3,278
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		4,180	982
7.125% 11/15/25		5,760	1,253
7.4% 11/1/46		1,220	268
7.45% 7/16/31		10,245	2,869
7.5% 8/1/26		4,250	935
8.875% 1/15/22		1,045	240
8.9% 1/15/32		465	116
General Motors Corp.:
6.75% 5/1/28		11,000	1,815
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
7.125% 7/15/13		$ 3,400	$ 629
7.2% 1/15/11		2,090	397
7.4% 9/1/25		5,950	982
7.7% 4/15/16		8,489	1,358
8.1% 6/15/24		2,775	444
8.25% 7/15/23		11,040	1,822
8.375% 7/15/33		11,985	2,097
8.8% 3/1/21		2,310	370
			16,577
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	1,884
Mac-Gray Corp. 7.625% 8/15/15		680	626
			2,510
Hotels, Restaurants & Leisure - 1.2%
Carrols Corp. 9% 1/15/13		4,095	2,703
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	2,140
8% 11/15/13		920	626
MGM Mirage, Inc.:
5.875% 2/27/14		6,065	3,806
6.625% 7/15/15		13,199	8,266
6.75% 9/1/12		1,675	1,164
6.75% 4/1/13		10,420	7,086
6.875% 4/1/16		3,585	2,241
7.5% 6/1/16		11,820	7,358
7.625% 1/15/17		6,420	4,013
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,081
OSI Restaurant Partners, Inc. 10% 6/15/15		12,740	2,357
Scientific Games Corp. 6.25% 12/15/12		660	531
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	847
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	2,126
Six Flags, Inc.:
8.875% 2/1/10		8,225	1,810
9.625% 6/1/14		669	100
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	2,447
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12		$ 9,620	$ 1,924
6.5% 2/1/14		11,643	582
6.625% 3/15/18		11,970	599
6.875% 3/1/16		12,803	640
7.75% 8/15/16		14,415	2,775
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	1,897
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	1,584
Vail Resorts, Inc. 6.75% 2/15/14		5,060	3,567
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	32
9% 1/15/12		575	173
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,243	746
			65,221
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		5,585	4,133
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,089
			6,222
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	504
Media - 2.5%
AMC Entertainment, Inc. 11% 2/1/16		2,610	1,827
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		9,325	7,844
CanWest Media, Inc. 8% 9/15/12		860	396
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		19,013	3,327
11% 10/1/15		310	48
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		11,055	4,919
10.25% 9/15/10		9,385	4,317
10.25% 10/1/13		6,395	2,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (g)		6,375	4,813
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.: - continued
10.875% 9/15/14 (g)		$ 5,695	$ 4,499
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	445
5.5% 9/15/14		5,225	627
5.5% 12/15/16		2,620	301
5.75% 1/15/13		3,145	456
6.25% 3/15/11		175	53
6.875% 6/15/18		2,725	327
7.25% 10/15/27		3,310	397
10.75% 8/1/16 (g)		19,560	4,108
CSC Holdings, Inc.:
7.625% 7/15/18		1,515	1,182
7.875% 2/15/18		4,009	3,167
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	7,640
7% 10/1/13		9,095	7,890
7.125% 2/1/16		34,370	29,215
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	574
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	940
Lamar Media Corp. 6.625% 8/15/15		13,230	9,575
Liberty Media Corp. 8.5% 7/15/29		6,535	3,747
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	510
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		7,095	2,554
10% 8/1/14		3,620	2,896
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	2,968
10.375% 9/1/14 (g)		9,075	8,213
Sun Media Corp. Canada 7.625% 2/15/13		635	511
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	210
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		22,595	9,490
Videotron Ltd. 6.875% 1/15/14		550	487
			132,618
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		$ 4,120	$ 3,502
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,270	477
10.375% 6/1/15 pay-in-kind (l)		3,745	304
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	53
10% 11/1/14		18,490	8,136
11.375% 11/1/16		900	261
			9,231
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,106
9.75% 1/15/15		1,775	1,225
			2,331
TOTAL CONSUMER DISCRETIONARY			241,994
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	74
16% 3/27/12 (g)		2,837	1,404
			1,478
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		5,910	3,812
8.625% 3/1/15		835	288
9.375% 12/15/15		4,770	1,562
9.5% 6/15/17		5,710	1,927
10.375% 7/15/16		4,970	3,628
			11,217
Food Products - 0.2%
Gruma SA de CV 7.75%		6,310	3,471
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	37
Michael Foods, Inc. 8% 11/15/13		420	370
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 900	$ 630
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	264
10.625% 4/1/17		1,015	548
Reddy Ice Holdings, Inc. 10.5% 11/1/12		3,250	1,625
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	1,602
			8,547
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	153
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	329
TOTAL CONSUMER STAPLES			21,724
ENERGY - 3.1%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	1,594
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	1,906
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,105
			6,605
Oil, Gas & Consumable Fuels - 3.0%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	1,840
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	2,577
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	6,120
Berry Petroleum Co. 8.25% 11/1/16		2,930	1,582
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	1,089
8.875% 2/1/17		3,780	832
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	3,842
6.875% 11/15/20		7,030	5,062
7.625% 7/15/13		11,615	10,105
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	4,583
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	1,824
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	2,080
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. 6.25% 4/15/14		$ 1,500	$ 855
EXCO Resources, Inc. 7.25% 1/15/11		570	439
Forest Oil Corp. 8% 12/15/11		480	442
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	958
Harvest Operations Corp. 7.875% 10/15/11		1,170	819
InterNorth, Inc. 9.625% 3/16/06 (c)		935	2
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		2,060	1,627
9.125% 7/2/18 (g)		2,340	1,521
Mariner Energy, Inc.:
7.5% 4/15/13		700	448
8% 5/15/17		1,770	885
Massey Energy Co. 6.875% 12/15/13		11,040	8,004
OPTI Canada, Inc. 7.875% 12/15/14		4,465	2,344
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,302
7.875% 11/1/26		5,640	4,399
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	630
6.625% 6/15/35		2,870	2,429
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		8,045	5,953
9.125% 7/15/13		10,710	8,675
Petroleos de Venezuela SA:
5.25% 4/12/17		57,940	20,858
5.375% 4/12/27		14,370	4,311
Petroleum Development Corp. 12% 2/15/18		4,390	2,722
Range Resources Corp. 7.375% 7/15/13		2,190	1,840
SandRidge Energy, Inc.:
8% 6/1/18 (g)		7,400	4,292
8.625% 4/1/15 pay-in-kind (l)		4,370	2,185
Ship Finance International Ltd. 8.5% 12/15/13		7,015	4,981
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,295
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,165
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	634
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	421
7.5% 4/1/17		7,600	6,704
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 822
8.375% 6/15/32		1,155	997
TNK-BP Finance SA:
6.875% 7/18/11 (g)		4,675	3,460
7.5% 3/13/13 (Reg. S)		9,105	5,736
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	323
8.875% 7/15/12		1,455	1,426
Venoco, Inc. 8.75% 12/15/11		3,260	1,565
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	2,650
YPF SA 10% 11/2/28		5,635	3,392
			160,047
TOTAL ENERGY			166,652
FINANCIALS - 2.9%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	1,400	1,627
Mizuho Capital Investment Europe 1 Ltd. 5.02% (l)	EUR	800	841
Morgan Stanley 3.75% 3/1/13	EUR	1,700	1,814
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,144
			5,426
Commercial Banks - 1.2%
Anglo Irish Bank Corp. PLC 3.469% 6/25/14 (l)	EUR	1,820	2,019
Banca Popolare di Lodi Investor Trust III 6.742% (l)	EUR	1,300	904
Bancaja Emisiones SA 4.625% (l)	EUR	1,501	524
Banco de Credito Del Peru 7.17% 10/15/22 (g)(l)	PEN	4,453	1,208
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (l)	EUR	1,150	1,485
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (l)	EUR	500	374
Caja Madrid SA 5.438% 10/17/16 (l)	EUR	1,500	1,353
Development Bank of Philippines 8.375% (l)		6,055	4,239
DnB NOR Bank ASA 2.7686% 8/11/09 (l)	CAD	1,500	1,234
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		18,355	7,709
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine: - continued
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		$ 4,377	$ 3,370
Export-Import Bank of India 1.4488% 6/7/12 (l)	JPY	320,000	2,998
Halifax PLC 4.75% 3/24/09	EUR	895	1,238
HBOS Treasury Services PLC 3.1393% 1/19/10 (l)	CAD	1,500	1,230
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		7,840	5,880
Hypo Real Estate International Trust I 5.864% (l)	EUR	400	39
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		3,940	3,704
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,218
Natixis SA:
5.171% 1/26/17 (l)	EUR	1,100	998
6.307% (l)	EUR	950	484
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		1,100	528
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,337
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,550	2,194
Standard Chartered Bank 3.319% 3/28/18 (l)	EUR	1,250	1,097
Vimpel Communications: 8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,050	6,275
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,685	4,548
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,119
			64,306
Consumer Finance - 0.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	284
Ford Motor Credit Co. LLC:
7% 10/1/13		1,470	1,016
7.25% 10/25/11		2,740	2,002
7.375% 2/1/11		735	559
GMAC LLC:
6% 4/1/11 (g)		1,435	1,104
8% 11/1/31 (g)		2,968	1,764
SLM Corp.:
3.529% 12/15/10 (l)	EUR	1,100	1,098
3.659% 6/17/13 (l)	EUR	620	520
			8,347
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.9%
Air Liquide Finance 6.125% 11/28/12	EUR	1,900	$ 2,729
Banca Italease SpA 3.569% 6/28/16 (l)	EUR	1,500	908
Bank of America Corp. 4% 3/28/18 (l)	EUR	1,400	1,571
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,085
Broadgate PLC 7.0775% 10/5/25 (l)	GBP	775	565
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		$ 10,335	6,356
Diageo Finance PLC 6.625% 12/5/14	EUR	750	1,078
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	161	223
8.151% 12/31/30	GBP	370	522
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	960
Getin Finance PLC 6.592% 5/13/09 (l)	EUR	650	786
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,614
Greene King Finance PLC Series A1, 3.5125% 6/15/31 (l)	GBP	1,000	832
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,747
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	950	1,179
7.25% 9/15/14	EUR	1,200	1,526
Linde Finance BV 6.75% 12/8/15	EUR	2,400	3,422
NCO Group, Inc. 11.875% 11/15/14		2,185	765
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		9,500	7,553
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (l)		3,690	2,887
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	102,801	1,616
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	659
Sedna Finance Corp. 4.079% 3/15/16 (c)(l)	EUR	1,150	0
Sedna Finance Corp. 5.625% 12/23/14 (c)(l)	EUR	500	0
TMK Capital SA 10% 7/29/11		8,800	4,840
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	1,414
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	702
Vattenfall Treasury AB 5.75% 12/5/13	EUR	650	936
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	$ 1,377
4.375% 5/19/14	EUR	650	767
			50,619
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (l)	EUR	1,800	1,068
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (l)	EUR	1,200	1,440
Old Mutual PLC 4.5% 1/18/17 (l)	EUR	500	298
Wuerttembergische Lebens AG 5.375% 6/1/26 (l)	EUR	620	351
			3,157
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		$ 3,400	3,026
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	2,390
Senior Housing Properties Trust 7.875% 4/15/15		6,211	4,907
			10,323
Real Estate Management & Development - 0.2%
Realogy Corp.:
10.5% 4/15/14		47,225	7,556
11.75% 4/15/14 pay-in-kind (l)		3,827	362
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,253
			9,171
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
3.929% 12/2/49 (l)	EUR	1,000	1,006
4.604% (l)	EUR	2,000	1,822
			2,828
TOTAL FINANCIALS			154,177
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	5,267
Biomet, Inc. 10% 10/15/17		245	233
Invacare Corp. 9.75% 2/15/15		1,530	1,346
			6,846
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (l)		$ 11,685	$ 4,557
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,128
DASA Finance Corp. 8.75% 5/29/18 (g)		2,845	2,219
DaVita, Inc. 6.625% 3/15/13		5,230	4,812
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	965
HCA, Inc.:
9.125% 11/15/14		19,960	18,363
9.25% 11/15/16		25,530	23,360
10.375% 11/15/16 pay-in-kind (l)		1,155	856
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,016
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,506
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	276
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	2,402
Tenet Healthcare Corp.:
7.375% 2/1/13		2,342	1,616
9.25% 2/1/15		1,862	1,494
9.875% 7/1/14		16,710	13,452
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,183
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	448
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	6,332
			87,985
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,593
Pharmaceuticals - 0.1%
Bayer AG 5.493% 4/10/10 (l)	EUR	1,250	1,730
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	935
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,533
			5,292
TOTAL HEALTH CARE			101,716
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	360
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. 6.75% 2/1/15		$ 2,350	$ 1,763
Orbimage Holdings, Inc. 12.6538% 7/1/12 (l)		1,720	1,445
			3,568
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	402
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	328
10% 8/15/49 (a)		1,255	25
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,522	6,047
8.021% 8/10/22		4,972	2,561
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,239
8.028% 11/1/17		1,080	540
			11,173
Building Products - 0.2%
Compagnie de St. Gobain 5.643% 4/11/12 (l)	EUR	1,250	1,420
Nortek, Inc.:
8.5% 9/1/14		11,485	2,584
10% 12/1/13		8,520	5,836
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	1,242
			11,082
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	123
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	672
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	1,621
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	8,901
7.75% 1/15/15		4,830	4,335
8.625% 4/1/13		2,900	2,726
West Corp. 9.5% 10/15/14		8,620	4,569
			22,947
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,156
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,800	1,546
			2,702
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	697
General Cable Corp. 7.125% 4/1/17		680	449
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	666
			1,812
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,000	2,092
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	4,106
13.5% 12/1/15 pay-in-kind (g)		3,847	1,186
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (l)	GBP	1,075	1,171
			8,555
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	870
Cummins, Inc. 7.125% 3/1/28		1,870	1,454
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	831
9.5% 8/1/14		6,310	4,733
			7,888
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	2,408
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,167
US Shipping Partners LP 13% 8/15/14		3,185	892
			4,467
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		720	630
7.75% 10/1/16		1,390	1,154
			1,784
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,303
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico, SA de CV: - continued
7.625% 12/1/13		$ 1,700	$ 1,428
TFM SA de CV 9.375% 5/1/12		6,450	5,934
			8,665
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	1,023
Penhall International Corp. 12% 8/1/14 (g)		1,515	606
VWR Funding, Inc. 10.25% 7/15/15		8,615	4,911
			6,540
TOTAL INDUSTRIALS			91,183
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	5,111
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	7,920
6.5% 1/15/28		6,570	2,595
Nortel Networks Corp.:
9.0025% 7/15/11 (l)		3,760	884
10.125% 7/15/13		3,730	951
10.75% 7/15/16		3,760	959
10.75% 7/15/16 (g)		5,170	1,318
			19,738
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (g)		7,315	5,066
Series B, 10.25% 11/1/15 (g)		4,425	3,064
			8,130
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	2,041
12.25% 11/15/15 pay-in-kind (g)(l)		875	429
Iron Mountain, Inc. 8.75% 7/15/18		4,675	4,032
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	4,382
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.:
8% 10/15/12		$ 875	$ 245
12.5% 1/15/16		3,030	848
			11,977
Office Electronics - 0.0%
Xerox Corp. 7.625% 6/15/13		2,755	2,287
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.:
7.125% 3/15/11		145	98
9.25% 6/1/16		7,985	4,551
Avago Technologies Finance Ltd.:
7.7025% 6/1/13 (l)		902	718
11.875% 12/1/15		8,455	5,876
Freescale Semiconductor, Inc.:
8.875% 12/15/14		42,915	18,453
9.125% 12/15/14 pay-in-kind (l)		26,855	5,514
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2463% 12/15/11 (c)(l)		735	35
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	221
NXP BV:
7.5025% 10/15/13 (l)		11,995	3,479
7.875% 10/15/14		6,295	2,329
9.5% 10/15/15		17,060	3,071
Spansion LLC 11.25% 1/15/16 (g)		4,255	298
Viasystems, Inc. 10.5% 1/15/11		4,065	2,927
			47,570
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	96
TOTAL INFORMATION TECHNOLOGY			89,798
MATERIALS - 2.5%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,664
Georgia Gulf Corp.:
7.125% 12/15/13		1,325	371
9.5% 10/15/14		10,640	3,298
Huntsman LLC 11.625% 10/15/10		466	396
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		$ 6,095	$ 4,206
MacDermid, Inc. 9.5% 4/15/17 (g)		500	265
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	11,871
10.875% 12/1/14 pay-in-kind (l)		6,706	1,932
11.5% 12/1/16		19,830	5,552
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,408
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		3,430	343
			33,306
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	358
Berry Plastics Holding Corp.:
8.875% 9/15/14		12,350	5,002
10.25% 3/1/16		4,055	1,338
BWAY Corp. 10% 10/15/10		1,175	999
Constar International, Inc. 11% 12/1/12 (c)		2,530	25
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,095	3,719
7.5% 12/15/96		3,685	2,727
8% 4/15/23		2,980	2,503
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	770
8.25% 5/15/13		3,390	3,297
Vitro SAB de CV:
8.625% 2/1/12		12,585	4,027
9.125% 2/1/17		2,210	663
			25,428
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (l)		2,790	155
Compass Minerals International, Inc. 12% 6/1/13		595	577
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	5,917
Evraz Group SA 8.875% 4/24/13 (g)		14,220	7,181
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	2,207
10.625% 9/1/16 (g)		8,945	5,188
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	3,526
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.25% 4/1/15		$ 8,780	$ 7,200
8.375% 4/1/17		25,420	20,463
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,322
Gerdau SA 8.875% (g)		2,590	2,176
International Steel Group, Inc. 6.5% 4/15/14		10,550	7,702
Ispat Inland ULC 9.75% 4/1/14		932	774
RathGibson, Inc. 11.25% 2/15/14		5,905	1,314
			65,702
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		7,070	4,525
Glatfelter 7.125% 5/1/16		550	385
NewPage Corp. 9.4425% 5/1/12 (l)		1,770	673
Solo Cup Co. 8.5% 2/15/14		2,140	1,370
			6,953
TOTAL MATERIALS			131,389
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.2%
Citizens Communications Co.:
7.875% 1/15/27		4,895	2,790
9% 8/15/31		3,655	2,303
Deutsche Telekom International Financial BV 8.875% 11/27/28	GBP	1,450	2,201
Indosat Finance Co. BV 7.75% 11/5/10		3,151	2,615
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		24,035	9,656
Intelsat Corp.:
9.25% 8/15/14 (g)		5,215	4,798
9.25% 6/15/16 (g)		8,820	7,938
Intelsat Ltd. 11.25% 6/15/16		27,785	25,007
Level 3 Financing, Inc.:
8.75% 2/15/17		1,860	884
12.25% 3/15/13		1,265	721
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	4,069
Qwest Communications International, Inc.:
7.25% 2/15/11		350	305
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14		$ 700	$ 501
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		2,150	1,505
Sprint Capital Corp.:
6.875% 11/15/28		42,935	25,546
6.9% 5/1/19		3,030	2,151
8.75% 3/15/32		18,770	12,670
Telecom Egypt SAE 11.7% 2/4/10 (l)	EGP	1,426	256
U.S. West Communications:
7.25% 10/15/35		1,455	917
7.5% 6/15/23		460	313
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		11,630	9,769
			116,915
Wireless Telecommunication Services - 2.7%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,613
Cricket Communications, Inc.:
9.375% 11/1/14		12,405	10,172
10% 7/15/15 (g)		4,325	4,001
Digicel Group Ltd.:
8.875% 1/15/15 (g)		13,910	8,902
9.125% 1/15/15 pay-in-kind (g)(l)		5,465	3,334
9.25% 9/1/12 (g)		4,480	3,763
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		19,260	17,623
11.5% 6/15/16 (g)		4,980	4,432
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		5,225	4,807
8.875% 1/15/15 (g)		12,125	10,973
MetroPCS Wireless, Inc. 9.25% 11/1/14		17,625	15,774
Millicom International Cellular SA 10% 12/1/13		16,920	15,397
Mobile Telesystems Finance SA 8% 1/28/12 (g)		8,764	7,011
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	3,967
7.375% 8/1/15		5,220	2,192
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		9,843	3,937
Sprint Nextel Corp. 6% 12/1/16		3,185	2,245
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (g)		$ 16,770	$ 14,422
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	2,200	3,137
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		8,040	4,985
			145,687
TOTAL TELECOMMUNICATION SERVICES			262,602
UTILITIES - 1.8%
Electric Utilities - 0.8%
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,167
Edison Mission Energy:
7.5% 6/15/13		13,680	11,902
7.75% 6/15/16		4,965	4,096
Electricite de France 6.875% 12/12/22	GBP	1,950	3,011
Energy Future Holdings:
10.875% 11/1/17 (g)		6,260	4,445
11.25% 11/1/17 pay-in-kind (g)(l)		7,780	3,732
Intergen NV 9% 6/30/17 (g)		7,670	5,983
Majapahit Holding BV 7.75% 10/17/16		3,335	1,934
National Grid Electricity Transmission PLC 6.625% 1/28/14	EUR	500	727
National Power Corp. 6.875% 11/2/16 (g)		6,830	5,327
			43,324
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,062
6.875% 11/4/11 (Reg. S)		11,499	9,199
Southern Gas Networks PLC Class A1, 5.285% 10/21/10 (l)	EUR	1,650	2,257
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	5,713
8% 3/1/32		4,170	3,475
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,300	5,459
			29,165
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		$ 4,570	$ 3,656
8% 10/15/17		5,425	4,394
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	3
6.4% 7/15/06 (c)		9,815	25
6.625% 11/15/05 (c)		2,200	6
6.725% 11/17/08 (c)(l)		684	2
6.75% 8/1/09 (c)		550	1
6.875% 10/15/07 (c)		1,330	3
6.95% 7/15/28 (c)		1,204	3
7.125% 5/15/07 (c)		235	1
7.375% 5/15/19 (c)		1,400	4
7.875% 6/15/03 (c)		235	1
9.125% 4/1/03 (c)		50	0
9.875% 6/5/03 (c)		4,720	12
NRG Energy, Inc.:
7.25% 2/1/14		5,370	4,860
7.375% 2/1/16		1,200	1,080
Reliant Energy, Inc.:
7.625% 6/15/14		4,335	3,533
7.875% 6/15/17		1,110	894
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,043	814
			19,292
Multi-Utilities - 0.1%
Aquila, Inc. 11.875% 7/1/12 (l)		1,615	1,663
Centrica PLC 7.125% 12/9/13	EUR	1,650	2,376
Utilicorp United, Inc. 7.95% 2/1/11 (f)		39	36
			4,075
TOTAL UTILITIES			95,856
TOTAL NONCONVERTIBLE BONDS			1,357,091
TOTAL CORPORATE BONDS (Cost $2,049,705)			1,368,448
U.S. Government and Government Agency Obligations - 22.2%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 7.8%
Fannie Mae:
2.5% 4/9/10		$ 675	$ 686
2.875% 12/11/13		25,050	25,658
3% 7/12/10		10,000	10,307
3.25% 2/10/10		21,409	21,960
3.375% 5/19/11		18,602	19,547
3.625% 8/15/11		29,000	30,737
3.875% 12/10/09		57,130	58,795
4.75% 11/19/12		15,800	17,387
4.875% 5/18/12		750	817
6% 5/15/11		7,545	8,339
Federal Home Loan Bank:
3.375% 10/20/10		1,900	1,976
3.625% 12/17/10		16,950	17,729
3.625% 10/18/13		36,405	38,298
Freddie Mac:
2.875% 11/23/10		2,700	2,784
3.875% 6/29/11		14,554	15,489
4.5% 1/15/14		59,166	65,260
4.875% 6/13/18		15,410	17,711
5% 2/16/17		8,600	9,750
5.5% 8/23/17		21,600	25,473
6.875% 9/15/10		15,000	16,359
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,871
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,660
5.685% 5/15/12		1,285	1,441
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		643	657
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			414,691
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		12,084	11,518
1.625% 1/15/18		6,344	6,015
2.625% 7/15/17		25,991	26,660
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			44,193
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bonds:
4.375% 2/15/38		$ 14,500	$ 19,421
4.5% 5/15/38		5,550	7,575
6.125% 8/15/29		97,150	142,582
6.25% 8/15/23 (k)		57,500	78,425
7.25% 5/15/16 (j)		3,046	4,079
7.875% 2/15/21		6,800	10,107
9% 11/15/18		8,382	12,946
9.125% 5/15/18		9,595	14,839
U.S. Treasury Notes:
1.25% 11/30/10		30,157	30,481
1.5% 12/31/13		3,050	3,043
1.75% 3/31/10		8,860	9,006
2% 11/30/13		17,024	17,466
2.375% 8/31/10		10,500	10,819
2.625% 5/31/10		25,758	26,536
2.75% 2/28/13		104,966	112,150
2.875% 6/30/10		1,845	1,911
3.125% 8/31/13		11,100	11,968
3.125% 9/30/13		43,972	47,445
3.375% 6/30/13		8,470	9,235
3.75% 11/15/18		25,800	29,206
3.875% 5/15/18		2,550	2,908
4.25% 11/15/17		23,000	26,793
4.5% 5/15/17		10,476	12,293
4.75% 8/15/17		53,103	63,491
5.125% 5/15/16		14,300	17,315
TOTAL U.S. TREASURY OBLIGATIONS			722,040
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,078,700)			1,180,924
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.2%
4% 9/1/13 to 5/1/20		4,079	4,126
4.272% 2/1/35 (l)		2,606	2,626
4.302% 8/1/33 (l)		694	687
4.369% 6/1/33 (l)		1,508	1,507
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.399% 10/1/33 (l)		$ 856	$ 863
4.42% 5/1/35 (l)		2,107	2,142
4.453% 11/1/33 (l)		229	237
4.49% 1/1/35 (l)		931	940
4.491% 12/1/34 (l)		97	97
4.5% 3/1/18 to 11/1/19		9,684	9,951
4.58% 7/1/35 (l)		615	618
4.593% 7/1/35 (l)		1,729	1,744
4.642% 9/1/33 (l)		1,040	1,037
4.658% 10/1/35 (l)		228	231
4.693% 2/1/35 (l)		2,520	2,529
4.704% 2/1/35 (l)		1,037	1,047
4.763% 7/1/35 (l)		613	619
4.784% 3/1/35 (l)		1,029	1,034
4.785% 7/1/35 (l)		827	825
4.798% 8/1/33 (l)		589	599
4.804% 11/1/35 (l)		1,582	1,592
4.808% 9/1/34 (l)		669	673
4.812% 6/1/35 (l)		1,200	1,211
4.824% 10/1/34 (l)		1,678	1,678
4.857% 3/1/33 (l)		439	441
4.857% 7/1/34 (l)		836	838
4.867% 9/1/33 (l)		1,429	1,433
4.871% 7/1/35 (l)		1,071	1,088
4.875% 5/1/35 (l)		943	954
4.882% 9/1/33 (l)		466	473
4.898% 5/1/35 (l)		296	298
4.898% 2/1/36 (l)		1,903	1,924
4.925% 4/1/35 (l)		1,505	1,536
4.933% 1/1/35 (l)		568	570
4.968% 8/1/35 (l)		1,920	1,951
4.98% 5/1/35 (l)		275	275
4.982% 2/1/34 (l)		1,324	1,343
4.987% 12/1/28 (l)		875	881
5% 1/1/14 to 11/1/38		33,332	34,093
5.005% 2/1/35 (l)		1,014	1,021
5.015% 12/1/32 (l)		1,283	1,293
5.02% 5/1/35 (l)		2,385	2,424
5.046% 10/1/35 (l)		1,067	1,079
5.09% 10/1/35 (l)		633	641
5.095% 7/1/34 (l)		306	307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.126% 10/1/35 (l)		$ 738	$ 749
5.174% 8/1/34 (l)		1,101	1,109
5.178% 7/1/35 (l)		2,256	2,288
5.215% 5/1/35 (l)		790	809
5.266% 12/1/36 (l)		430	435
5.307% 3/1/36 (l)		5,989	6,176
5.336% 7/1/35 (l)		335	340
5.342% 2/1/37 (l)		506	513
5.347% 2/1/36 (l)		129	129
5.369% 2/1/37 (l)		2,335	2,365
5.462% 2/1/37 (l)		3,337	3,397
5.498% 6/1/47 (l)		373	378
5.5% 5/1/11 to 4/1/19		10,258	10,622
5.5% 1/13/39 (h)(i)		35,000	35,898
5.518% 11/1/36 (l)		685	691
5.56% 4/1/36 (l)		762	773
5.631% 4/1/36 (l)		2,354	2,399
5.633% 2/1/36 (l)		610	621
5.668% 6/1/36 (l)		1,300	1,323
5.773% 3/1/36 (l)		4,661	4,754
5.799% 1/1/36 (l)		329	337
5.808% 5/1/36 (l)		3,225	3,291
5.823% 6/1/35 (l)		2,064	2,129
5.845% 9/1/36 (l)		942	950
5.889% 12/1/36 (l)		857	879
5.954% 5/1/36 (l)		595	609
6% 5/1/12 to 1/1/26		8,323	8,662
6.013% 4/1/36 (l)		9,226	9,430
6.076% 3/1/37 (l)		1,047	1,077
6.127% 4/1/36 (l)		923	945
6.223% 3/1/37 (l)		280	289
6.243% 6/1/36 (l)		147	148
6.25% 7/1/35 (l)		2,087	2,138
6.299% 6/1/36 (l)		19,934	20,423
6.5% 12/1/12 to 9/1/32		4,163	4,343
7% 9/1/25		3	4
7.5% 1/1/28 to 5/1/37		788	827
TOTAL FANNIE MAE			225,726
Freddie Mac - 2.5%
3.793% 5/1/35 (l)		1,496	1,471
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
3.994% 7/1/33 (l)		$ 1,404	$ 1,380
4% 5/1/19 to 11/1/20		4,537	4,600
4.331% 6/1/33 (l)		688	671
4.492% 7/1/35 (l)		1,064	1,079
4.5% 8/1/33		668	678
4.719% 1/1/35 (l)		2,120	2,159
4.79% 2/1/36 (l)		233	235
4.801% 3/1/35 (l)		568	568
4.834% 9/1/36 (l)		570	569
4.955% 10/1/35 (l)		987	998
5% 3/1/18 to 7/1/19 (i)		17,277	17,769
5.009% 4/1/35 (l)		2,119	2,144
5.023% 4/1/35 (l)		103	105
5.066% 4/1/35 (l)		1,920	1,935
5.088% 7/1/35 (l)		710	722
5.203% 9/1/35 (l)		592	598
5.218% 12/1/33 (l)		1,421	1,412
5.257% 2/1/36 (l)		56	56
5.415% 3/1/37 (l)		311	314
5.431% 10/1/36 (l)		990	1,004
5.455% 4/1/37 (l)		362	366
5.486% 1/1/36 (l)		718	730
5.5% 8/1/14 to 2/1/19 (i)		14,100	14,573
5.5% 1/13/39 (h)(i)		10,000	10,239
5.5% 2/12/39 (h)		8,000	8,165
5.599% 3/1/36 (l)		3,778	3,836
5.705% 1/1/36 (l)		305	309
5.707% 10/1/35 (l)		263	267
5.752% 5/1/37 (l)		4,011	4,096
5.772% 3/1/37 (l)		1,860	1,870
5.781% 4/1/37 (l)		1,769	1,794
5.798% 5/1/37 (l)		2,463	2,514
5.808% 6/1/37 (l)		1,429	1,464
5.834% 5/1/37 (l)		608	617
5.879% 5/1/37 (l)		282	287
5.947% 4/1/36 (l)		6,664	6,793
5.975% 6/1/37 (l)		342	350
6% 7/1/16 to 2/1/19		7,331	7,630
6.006% 6/1/36 (l)		621	634
6.141% 2/1/37 (l)		640	655
6.142% 12/1/36 (l)		1,173	1,200
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
6.149% 12/1/36 (l)		$ 4,345	$ 4,411
6.172% 7/1/36 (l)		4,246	4,341
6.238% 5/1/36 (l)		567	579
6.262% 1/1/37 (l)		1,573	1,593
6.326% 7/1/36 (l)		632	646
6.418% 6/1/37 (l)		168	173
6.456% 9/1/36 (l)		3,119	3,199
6.5% 10/1/10 to 3/1/22		6,811	7,095
6.641% 8/1/37 (l)		1,167	1,204
7.524% 4/1/37 (l)		122	126
8.5% 3/1/20		9	10
TOTAL FREDDIE MAC			132,233
Government National Mortgage Association - 0.0%
6% 4/15/09 to 5/15/09		1	1
6.5% 4/15/26 to 5/15/26		36	38
7% 9/15/25 to 8/15/31		63	66
7.5% 2/15/22 to 8/15/28		117	124
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $352,923)			358,213
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.501% 5/25/16 (l)	EUR	500	489
Series 2007-1:
Class B, 3.289% 3/25/17 (l)	EUR	1,100	1,359
Class C, 3.469% 3/25/17 (l)	EUR	800	924
Auto ABS Compartiment Series 2006-1 Class B, 5.171% 7/25/17 (l)	EUR	1,000	1,141
Clock Finance BV Series 2007-1:
Class B2, 4.191% 2/25/15 (l)	EUR	700	766
Class C2, 4.371% 2/25/15 (l)	EUR	400	417
Geldilux Ltd. Series 2007-TS Class C, 5.845% 9/8/14 (l)	EUR	400	418
GLS Ltd. Series 2006-1 Class C, 5.818% 7/15/14 (l)	EUR	500	619
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Lambda Finance BV Series 2005-1X Class C1, 4.7688% 11/15/29 (l)	GBP	500	$ 464
Leek Finance PLC:
Series 17X Class A2A, 3.075% 12/21/37 (l)	GBP	224	259
Series 18X Class BC, 3.525% 9/21/38 (l)	EUR	600	81
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.16% 1/30/40 (l)	EUR	400	513
Class D, 5.36% 1/30/40 (l)	EUR	550	680
Prime Bricks Series 2007-1:
Class B, 5.16% 1/30/40 (l)	EUR	550	705
Class C, 5.36% 1/30/40 (l)	EUR	450	565
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.158% 3/10/17 (l)	EUR	1,000	1,089
Provide Bricks Series 2007-1 Class B, 5.22% 1/30/40 (l)	EUR	1,400	1,576
Stichting Mars Series 2006 Class C, 4.211% 8/28/14 (l)	EUR	1,000	1,159
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	66
Volkswagen Car Lease Series 9 Class B, 2.972% 4/21/12 (Reg. S) (l)	EUR	226	298
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.8538% 10/25/45 (l)	GBP	526	77
TOTAL ASSET-BACKED SECURITIES (Cost $17,694)			13,665
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 4.515% 2/17/52 (l)	EUR	800	816
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.811% 4/12/56 (l)	EUR	617	608
EPIC PLC Series BROD Class D, 5.48% 1/22/16 (l)	EUR	292	245
RMAC PLC Series 2005-NS4X Class M2A, 3.7156% 12/12/43 (l)	GBP	1,443	685
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 3.4556% 6/12/44 (l)	GBP	1,250	608
Shield BV Series 1 Class C, 5.48% 1/20/14 (l)	EUR	1,500	1,571
TOTAL PRIVATE SPONSOR			4,533
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7213% 8/27/36 (l)		$ 7,089	$ 6,947
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	9,163
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,290	1,328
Series 2002-11:
Class QC, 5.5% 3/25/17		2,694	2,753
Class UC, 6% 3/25/17		1,931	2,007
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,822
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,744
Series 2002-9 Class PC, 6% 3/25/17		193	199
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,962
Class PE, 4% 11/25/18		1,515	1,469
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,077
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,582
Series 2003-70 Class BJ, 5% 7/25/33		890	882
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,270
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,003
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,430
Class KD, 4.5% 7/25/18		3,035	3,100
Series 2005-52 Class PB, 6.5% 12/25/34		3,378	3,474
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		678	690
Series 2004-95 Class AN, 5.5% 1/25/25		1,808	1,850
Series 2005-117, Class JN, 4.5% 1/25/36		808	762
Series 2005-29 Class KA, 4.5% 2/25/35		2,457	2,492
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,816
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,497
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		375	385
Series 2115 Class PE, 6% 1/15/14		134	138
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.695% 1/15/30 (l)		4,976	4,945
Series 2630 Class FL, 1.695% 6/15/18 (l)		104	101
Series 2861 Class GF, 1.495% 1/15/21 (l)		2,824	2,815
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		$ 732	$ 750
Series 2378 Class PE, 5.5% 11/15/16		3,995	4,119
Series 2381 Class OG, 5.5% 11/15/16		574	589
Series 2425 Class JH, 6% 3/15/17		990	1,022
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,655
Series 2695 Class DG, 4% 10/15/18		3,865	3,776
Series 2773 Class EG, 4.5% 4/15/19		14,395	14,317
Series 2831 Class PB, 5% 7/15/19		3,990	4,083
Series 2866 Class XE, 4% 12/15/18		4,450	4,506
Series 2996 Class MK, 5.5% 6/15/35		753	777
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,081	1,113
Series 2467 Class NB, 5% 7/15/17		1,610	1,654
Series 2570 Class CU, 4.5% 7/15/17		275	279
Series 2572 Class HK, 4% 2/15/17		382	384
Series 2617 Class GW, 3.5% 6/15/16		183	184
Series 2627:
Class BG, 3.25% 6/15/17		185	183
Class KP, 2.87% 12/15/16		183	181
Series 2685 Class ND, 4% 10/15/18		1,745	1,695
Series 2773 Class TA, 4% 11/15/17		2,459	2,476
Series 2849 Class AL, 5% 5/15/18		1,460	1,496
Series 2860 Class CP, 4% 10/15/17		325	326
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,834
Series 2937 Class HJ, 5% 10/15/19		1,360	1,394
Series 3266 Class C, 5% 2/15/20		1,295	1,324
Series 3401 Class EB, 5% 12/15/22		1,823	1,797
Series 3455 Class MB, 4.5% 6/15/23		28,055	28,112
Series 2564 Class BQ, 5.5% 10/15/17		2,393	2,449
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,169
Series 2863 Class DB, 4% 9/15/14		235	236
Series 2975 Class NA, 5% 7/15/23		795	801
TOTAL U.S. GOVERNMENT AGENCY			176,384
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $178,007)			180,917
Commercial Mortgage Securities - 0.2%
		Principal Amount (000s)(d)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 6.7% 1/15/17 (l)	GBP	700	$ 576
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.555% 10/22/37 (l)	GBP	1,000	657
European Property Capital Series 4 Class C, 6.3963% 7/20/14 (l)	GBP	297	359
German Residential Asset Note Distributor PLC Series 1 Class A, 5.33% 7/20/16 (l)	EUR	1,285	1,542
JLOC 36 LLC Reg. S:
Class A1, 1.155% 2/16/16 (l)	JPY	71,180	768
Class B, 1.325% 2/16/16 (l)	JPY	74,020	780
JLOC 37 LLC (Reg. S) Series X Class B1, 1.4575% 1/15/15 (l)	JPY	74,261	792
London & Regional Debt Securitisation No. 1 PLC Class A, 6.42% 10/15/14 (l)	GBP	650	743
Opera Finance (CMH) PLC Class B, 5.618% 1/15/15 (l)	EUR	1,100	999
Opera Finance PLC 6.0913% 7/31/13 (l)	GBP	971	1,222
Paris Prime Community Real Estate Series 2006-1 Class B, 5.25% 4/22/14 (g)(l)	EUR	721	604
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.41% 7/15/16 (l)	GBP	1,708	1,754
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (l)	EUR	650	789
Silver Maple Investment Co. Ltd. Class 2A, 4.987% 4/30/14 (l)	EUR	700	822
Skyline BV Series 2007-1 Class D, 5.81% 7/22/43 (l)	EUR	1,100	612
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,019)			13,019
Foreign Government and Government Agency Obligations - 22.7%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	39,120	6,117
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 8,187	2,640
par 1.33% 12/31/38 (f)		14,070	2,673
3.127% 8/3/12 (l)		23,013	12,232
7% 3/28/11		101,535	39,167
7% 9/12/13		59,910	18,592
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,674
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		1,000,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		$ 2,685	$ 2,551
Brazilian Federative Republic:
6% 9/15/13		1,417	1,374
8.25% 1/20/34		4,325	5,266
8.75% 2/4/25		4,640	5,707
10% 1/1/12	BRL	12,480	5,061
12.25% 3/6/30		6,615	10,584
12.75% 1/15/20		1,480	2,220
Canadian Government:
3.75% 6/1/10	CAD	15,000	12,807
4% 6/1/17	CAD	73,450	67,116
5% 6/1/14	CAD	20,150	19,158
5% 6/1/37	CAD	19,000	19,963
5.75% 6/1/29	CAD	21,500	23,244
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,270	1,023
warrants 11/15/20 (a)(n)		2,750	384
Colombian Republic 7.375% 9/18/37		5,125	5,023
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,665	2,939
Dominican Republic:
3.38% 8/30/24 (l)		4,323	3,156
9.04% 1/23/18 (g)		10,651	6,604
9.5% 9/27/11 (Reg. S)		8,788	7,470
Ecuador Republic:
5% 2/28/25 (c)		1,580	964
10% 8/15/30 (Reg. S) (c)		14,715	3,752
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		1,615	1,437
8.5% 7/25/11 (Reg. S)		1,845	1,780
Finnish Government 4.25% 9/15/12	EUR	12,995	18,953
French Republic:
3.5% 4/25/15	EUR	21,375	30,722
4.25% 10/25/18	EUR	16,450	24,577
Gabonese Republic 8.2% 12/12/17 (g)		19,620	13,145
Georgia Republic 7.5% 4/15/13		1,640	984
German Federal Republic:
2.25% 12/10/10	EUR	23,700	33,395
3.75% 1/4/15	EUR	21,170	31,477
3.75% 1/4/19	EUR	17,655	26,290
4% 10/11/13	EUR	22,370	33,558
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
German Federal Republic: - continued
4% 1/4/37	EUR	20,300	$ 30,368
4.25% 7/4/39	EUR	10,550	16,688
4.75% 7/4/34	EUR	4,200	6,754
5.5% 1/4/31	EUR	13,150	22,736
Ghana Republic 8.5% 10/4/17 (g)		$ 8,950	4,923
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	2,663
7.25% 4/20/15 (g)		1,035	932
7.75% 1/17/38 (g)		4,860	4,131
8.5% 10/12/35 (Reg. S)		2,640	2,323
Islamic Republic of Pakistan:
6.75% 2/19/09		14,205	13,530
7.125% 3/31/16 (g)		5,175	2,031
Italian Republic:
4.25% 8/1/13	EUR	20,300	29,086
4.5% 3/1/19	EUR	20,000	28,043
6.5% 11/1/27	EUR	18,000	29,222
Japan Government:
1.5% 9/20/18	JPY	3,890,000	44,171
1.7% 12/20/16	JPY	6,100,000	70,985
2.5% 9/20/37	JPY	1,775,000	22,986
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (l)		7,610	7,268
8.625% 6/20/13 (Reg. S)		6,810	6,538
9% 5/2/14		2,780	2,683
Peruvian Republic 3% 3/7/27 (f)		900	839
Philippine Republic:
9.5% 2/2/30		1,540	1,756
10.625% 3/16/25		1,890	2,249
Republic of Fiji 6.875% 9/13/11		3,310	2,449
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,800	1,558
Republic of Serbia 3.75% 11/1/24 (f)(g)		18,105	10,682
Russian Federation:
7.5% 3/31/30 (Reg. S)		69,458	61,123
12.75% 6/24/28 (Reg. S)		5,930	6,997
Turkish Republic:
6.75% 4/3/18		6,560	6,232
6.875% 3/17/36		11,960	9,807
7% 9/26/16		5,090	4,861
7.25% 3/5/38		6,850	5,754
7.375% 2/5/25		13,155	12,366
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Turkish Republic: - continued
14% 1/19/11	TRY	6,695	$ 4,161
UK Treasury GILT:
4.25% 3/7/36	GBP	7,000	11,017
4.5% 3/7/19	GBP	29,000	46,852
4.5% 12/7/42	GBP	15,595	25,898
4.75% 9/7/15	GBP	7,000	11,325
5% 3/7/18	GBP	4,450	7,518
5% 3/7/25	GBP	10,870	17,963
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (l)		$ 8,665	6,672
6.385% 6/26/12 (g)		8,825	4,236
6.75% 11/14/17 (g)		18,745	7,311
United Mexican States:
7.5% 4/8/33		1,770	2,022
8.3% 8/15/31		1,710	2,095
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	37,112	1,056
8% 11/18/22		6,062	5,516
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		3,260	52
5.0588% 4/20/11 (Reg. S) (l)		22,600	13,673
5.375% 8/7/10 (Reg. S)		6,675	5,223
7% 3/31/38		3,450	1,259
8.5% 10/8/14		8,575	4,159
9% 5/7/23 (Reg. S)		18,995	7,978
9.25% 9/15/27		14,055	7,590
9.375% 1/13/34		4,855	2,258
10.75% 9/19/13		23,858	15,627
13.625% 8/15/18		10,415	7,030
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,229
6.875% 1/15/16 (g)		7,950	6,599
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,339,388)			1,206,832
Common Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a) (o)	113,725	$ 0
Remy International, Inc. (a)	40,800	10
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	165,925	284
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		294
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a) (g)	895	2
Airlines - 0.2%
Delta Air Lines, Inc. (a)	770,250	8,827
TOTAL INDUSTRIALS		8,829
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	546,000	4
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	142
TOTAL COMMON STOCKS (Cost $17,381)		9,269
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	109
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 9.00% (g)	1,046	335
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		335
TOTAL PREFERRED STOCKS (Cost $500)		444
Floating Rate Loans - 3.9%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Visteon Corp. term loan 7.75% 6/13/13 (l)	$ 7,265	1,671
Automobiles - 0.4%
AM General LLC:
Tranche B, term loan 5.5023% 9/30/13 (l)	3,235	2,135
3.9613% 9/30/12 (l)	132	87
Ford Motor Co. term loan 5% 12/15/13 (l)	23,806	9,641
General Motors Corp. term loan 5.795% 11/29/13 (l)	23,816	10,717
		22,580
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (l)	4,150	1,660
Thomson Learning, Inc. term loan 2.96% 7/5/14 (l)	5,187	3,358
		5,018
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2451% 2/16/14 (l)	142	64
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.2463% 6/14/13 (l)	41	19
term loan 2.9005% 6/14/14 (l)	452	208
Six Flags, Inc. Tranche B, term loan 3.6861% 4/30/15 (l)	14,040	8,214
		8,505
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 6.4588% 11/30/14 (l)	380	57
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (l)	$ 11,114	$ 8,224
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (l)	1,034	858
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (l)	27,932	8,380
Idearc, Inc. term loan 3.4175% 11/17/14 (l)	3,860	1,158
		18,677
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 3.523% 10/31/13 (l)	10,926	5,463
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (l)	1,595	622
		6,085
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (l)	1,650	1,122
Tranche B 1LN, term loan 5.0376% 9/5/13 (l)	3,323	2,725
		3,847
TOTAL CONSUMER DISCRETIONARY		66,383
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 3.5112% 6/5/13 (l)	1,095	985
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.7078% 6/4/14 (l)	2,680	1,447
TOTAL CONSUMER STAPLES		2,432
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (l)	531	420
Helix Energy Solutions Group, Inc. term loan 5.4568% 7/1/13 (l)	688	413
		833
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.6325% 12/28/10 (l)	$ 532	$ 367
Tranche D, term loan 6.6314% 12/28/13 (l)	1,717	1,185
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.7619% 10/31/12 (l)	540	329
term loan 5.9298% 10/31/12 (l)	940	573
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (l)	410	258
Walter Industries, Inc. term loan 4.1544% 10/3/12 (l)	62	46
		2,758
TOTAL ENERGY		3,591
FINANCIALS - 0.3%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6% 8/3/12 (l)	9,938	5,267
Tranche 2LN, term loan 8.5% 8/3/13 (l)	1,975	435
		5,702
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 4.2409% 4/8/12 (l)	2,246	876
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (l)	1,951	1,229
Tranche B, term loan 5.7063% 10/10/13 (l)	7,245	4,564
Tranche DD, term loan 6.7263% 10/10/13 (l)	7,026	4,426
		10,219
TOTAL FINANCIALS		16,797
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.7088% 4/26/15 (l)	697	481
4.8071% 4/26/15 (l)(p)	176	121
		602
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (l)	12,006	9,244
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 1.8013% 7/25/14 (l)(p)	$ 614	$ 473
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (l)	901	576
		10,293
TOTAL HEALTH CARE		10,895
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.9575% 2/21/13 (l)	83	52
Tranche 2LN, term loan 11.2075% 2/21/14 (l)	140	63
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.72% 9/29/13 (l)	165	119
Tranche 2LN, term loan 6.22% 3/28/14 (l)	70	49
		283
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.1488% 4/30/14 (l)	10,387	5,194
Northwest Airlines, Inc. term loan 3.44% 12/31/10 (l)	7,258	5,407
United Air Lines, Inc. Tranche B, term loan 2.6465% 2/1/14 (l)	5,790	2,779
		13,380
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (l)	126	102
term loan 3.3338% 1/26/14 (l)	1,990	1,602
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.1375% 2/7/15 (l)	650	130
		1,834
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 4.669% 12/3/14 (l)	525	289
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (l)	53	45
Dresser, Inc.:
Tranche 2LN, term loan 7.9862% 5/4/15 pay-in-kind (l)	4,050	1,620
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc.: - continued
Tranche B 1LN, term loan 4.4089% 5/4/14 (l)	$ 524	$ 314
Navistar International Corp.:
term loan 3.7213% 1/19/12 (l)	2,310	1,294
Credit-Linked Deposit 5.17% 1/19/12 (l)	840	470
		3,743
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 5.3988% 11/30/14 (l)	810	150
VWR Funding, Inc. term loan 2.9613% 6/29/14 (l)	1,440	907
		1,057
TOTAL INDUSTRIALS		20,586
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (l)	5,193	3,272
Tranche B-A1, term loan 7.0688% 10/1/14 (l)	1,492	940
Tranche B-B, term loan 6.1325% 10/1/12 (l)	4,017	2,651
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 5.3639% 10/10/14 (l)	10,669	7,469
Tranche B2, term loan 5.6032% 10/10/14 (l)	13,967	9,777
Tranche B3, term loan 5.3603% 10/10/14 (l)	19,348	13,544
		37,653
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 3.3215% 3/20/13 (l)	3,569	3,087
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (l)	7,517	4,435
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (l)	11,731	6,804
Tranche 2LN, term loan 7.2088% 6/11/15 (l)	1,790	806
Open Solutions, Inc. term loan 5.955% 1/23/14 (l)	236	57
		7,667
TOTAL INFORMATION TECHNOLOGY		52,842
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.4013% 4/2/13 (l)	$ 206	$ 113
term loan 5.5525% 4/2/14 (l)	1,117	754
Momentive Performance Materials, Inc. Tranche B1, term loan 2.75% 12/4/13 (l)	6,341	4,122
		4,989
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 3.8763% 4/3/15 (l)	10,320	6,398
Metals & Mining - 0.1%
Aleris International, Inc. term loan 2.5668% 12/19/13 (l)	2,764	1,064
Novelis Corp. term loan 3.46% 7/6/14 (l)	4,432	2,571
		3,635
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (l)	7,260	1,634
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (l)	1,484	668
		2,302
TOTAL MATERIALS		17,324
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 11.7525% 12/12/11 pay-in-kind (l)	6,405	3,691
Tranche 2, term loan 11.473% 3/21/15 (l)	2,840	2,357
Tranche B, term loan 5.885% 5/26/13 (l)	1,280	1,062
Tranche C, term loan 6.635% 5/26/14 (l)	1,280	1,062
		8,172
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (l)	614	504
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (l)	1,427	1,156
		1,660
TOTAL TELECOMMUNICATION SERVICES		9,832
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.675% 2/1/13 (l)	$ 4,171	$ 3,629
Credit-Linked Deposit 2.8587% 2/1/13 (l)	2,055	1,788
		5,417
TOTAL FLOATING RATE LOANS (Cost $287,007)		206,099
Fixed-Income Funds - 3.1%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $246,947)	2,566,375	167,148
Preferred Securities - 0.7%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 15,575	13,213
Net Servicos de Comunicacao SA 9.25% (g)		8,185	6,372
			19,585
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		21,044	16,428
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (l)	EUR	1,300	1,097
MUFG Capital Finance 3 Ltd. 2.68% (l)	JPY	150,000	1,687
			2,784
TOTAL PREFERRED SECURITIES (Cost $47,742)			38,797
Other - 0.0%
		Principal Amount (000s)(d)	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $94)		$ 8,380	$ 147
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $599,380)	599,380,321	599,380
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,234,487)		5,343,302
NET OTHER ASSETS - (0.3)%		(15,278)
NET ASSETS - 100%		$ 5,328,024
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
230 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 50,154	$ 369

The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 8,000	$ (2,995)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	(2,357)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 83,000	$ 2,136
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	575
		$ 111,000	$ (2,641)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,508,000 or 7.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,707,000.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Quantity represents share amount.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $480,000 and $341,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17,000
Fidelity Floating Rate Central Fund	13,176
Total	$ 30,176
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 77,131	$ 139,169	$ 167,148	8.3%
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thosands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,343,302	$ 775,791	$ 4,523,328	$ 44,183
Other Financial Instruments*	$ (3,132)	$ 369	$ (3,501)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,901
Total Realized Gain (Loss)	49
Total Unrealized Gain (Loss)	(8,190)
Cost of Purchases	25,892
Proceeds of Sales	(5,888)
Amortization/Accretion	38
Transfer in/out of Level 3	23,381
Ending Balance	$ 44,183

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.2%
Germany	3.8%
Canada	2.9%
United Kingdom	2.6%
Japan	2.6%
Argentina	2.0%
Italy	2.0%
Bermuda	1.9%
Venezuela	1.9%
Russia	1.5%
Luxembourg	1.3%
France	1.3%
Netherlands	1.2%
Brazil	1.1%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $48,738,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009, approximately $44,014,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,388,160)	$ 4,576,774
Fidelity Central Funds (cost $846,327)	766,528
Total Investments (cost $6,234,487)		$ 5,343,302
Commitment to sell securities on a delayed delivery basis	(62,986)
Receivable for securities sold on a delayed delivery basis	62,126	(860)
Receivable for investments sold, regular delivery		8,322
Cash		1,422
Foreign currency held at value (cost $1,941)		1,961
Receivable for fund shares sold		10,004
Dividends receivable		2
Interest receivable		87,995
Distributions receivable from Fidelity Central Funds		1,791
Prepaid expenses		58
Other receivables		3
Unrealized appreciation on swap agreements		2,711
Total assets		5,456,711

Liabilities
Payable for investments purchased Regular delivery	$ 42,050
Delayed delivery	54,320
Payable for fund shares redeemed	17,673
Distributions payable	3,961
Accrued management fee	2,494
Distribution fees payable	1,565
Payable for daily variation on futures contracts	7
Other affiliated payables	872
Other payables and accrued expenses	393
Unrealized depreciation on swap agreements	5,352
Total liabilities		128,687

Net Assets		$ 5,328,024
Net Assets consist of:
Paid in capital		$ 6,317,449
Undistributed net investment income		16,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(111,646)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(894,268)
Net Assets		$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,173,904 ÷ 222,407 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class T: Net Asset Value and redemption price per share ($1,337,335 ÷ 136,873 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class B: Net Asset Value and offering price per share ($266,604 ÷ 27,212 shares)A	$ 9.80

Class C: Net Asset Value and offering price per share ($800,318 ÷ 82,026 shares)A	$ 9.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($749,863 ÷ 76,005 shares)	$ 9.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2008
Investment Income
Dividends		$ 6,245
Interest		358,724
Income from Fidelity Central Funds		30,176
Total income		395,145

Expenses
Management fee	$ 34,403
Transfer agent fees	9,862
Distribution fees	21,773
Accounting fees and expenses	1,410
Custodian fees and expenses	363
Independent trustees' compensation	25
Registration fees	423
Audit	101
Legal	33
Miscellaneous	510
Total expenses before reductions	68,903
Expense reductions	(102)	68,801
Net investment income		326,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(120,409)
Fidelity Central Funds	(20,511)
Foreign currency transactions	(206)
Futures contracts	691
Swap agreements	10,285
Total net realized gain (loss)		(130,150)
Change in net unrealized appreciation (depreciation) on: Investment securities	(907,535)
Assets and liabilities in foreign currencies	78
Futures contracts	369
Swap agreements	(7,699)
Delayed delivery commitments	(984)
Total change in net unrealized appreciation (depreciation)		(915,771)
Net gain (loss)		(1,045,921)
Net increase (decrease) in net assets resulting from operations		$ (719,577)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 326,344	$ 281,722
Net realized gain (loss)	(130,150)	97,894
Change in net unrealized appreciation (depreciation)	(915,771)	(107,460)
Net increase (decrease) in net assets resulting from operations	(719,577)	272,156
Distributions to shareholders from net investment income	(299,025)	(276,727)
Distributions to shareholders from net realized gain	(37,399)	(64,264)
Total distributions	(336,424)	(340,991)
Share transactions - net increase (decrease)	379,487	1,390,464
Total increase (decrease) in net assets	(676,514)	1,321,629

Net Assets
Beginning of period	6,004,538	4,682,909
End of period (including undistributed net investment income of $16,489 and undistributed net investment income of $6,580, respectively)	$ 5,328,024	$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Income from Investment Operations
Net investment income C	.600	.616	.600	.571	.600
Net realized and unrealized gain (loss)	(1.826)	(.019)	.248	(.255)	.445
Total from investment operations	(1.226)	.597	.848	.316	1.045
Distributions from net investment income	(.554)	(.607)	(.583)	(.551)	(.575)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.624)	(.737)	(.628)	(.706)	(.745)
Net asset value, end of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Total Return A, B	(10.98)%	5.22%	7.54%	2.75%	9.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.02%	1.01%	.97%	.99%	1.00%
Net investment income	5.49%	5.27%	5.18%	4.92%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,174	$ 1,931	$ 954	$ 647	$ 372
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Income from Investment Operations
Net investment income C	.607	.620	.594	.564	.593
Net realized and unrealized gain (loss)	(1.832)	(.021)	.248	(.245)	.443
Total from investment operations	(1.225)	.599	.842	.319	1.036
Distributions from net investment income	(.555)	(.609)	(.577)	(.544)	(.566)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.625)	(.739)	(.622)	(.699)	(.736)
Net asset value, end of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Total Return A, B	(10.97)%	5.24%	7.49%	2.77%	9.23%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of fee waivers, if any	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of all reductions	1.01%	.99%	1.02%	1.05%	1.07%
Net investment income	5.50%	5.29%	5.13%	4.86%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,337	$ 1,983	$ 2,049	$ 1,427	$ 808
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Income from Investment Operations
Net investment income C	.525	.533	.511	.486	.513
Net realized and unrealized gain (loss)	(1.831)	(.022)	.247	(.249)	.441
Total from investment operations	(1.306)	.511	.758	.237	.954
Distributions from net investment income	(.474)	(.521)	(.493)	(.462)	(.484)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.544)	(.651)	(.538)	(.617)	(.654)
Net asset value, end of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Total Return A, B	(11.60)%	4.44%	6.70%	2.06%	8.45%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.74%	1.76%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75%	1.74%	1.75%	1.75%	1.78%
Expenses net of all reductions	1.75%	1.74%	1.75%	1.75%	1.78%
Net investment income	4.76%	4.54%	4.40%	4.16%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 267	$ 335	$ 342	$ 342	$ 319
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Income from Investment Operations
Net investment income C	.517	.526	.503	.475	.505
Net realized and unrealized gain (loss)	(1.817)	(.020)	.238	(.246)	.444
Total from investment operations	(1.300)	.506	.741	.229	.949
Distributions from net investment income	(.470)	(.516)	(.486)	(.454)	(.479)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.540)	(.646)	(.531)	(.609)	(.649)
Net asset value, end of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Total Return A, B	(11.59)%	4.42%	6.57%	1.99%	8.43%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of fee waivers, if any	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of all reductions	1.79%	1.78%	1.81%	1.82%	1.82%
Net investment income	4.72%	4.50%	4.34%	4.09%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$ 800	$ 866	$ 683	$ 540	$ 405
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Income from Investment Operations
Net investment income B	.635	.652	.627	.599	.627
Net realized and unrealized gain (loss)	(1.835)	(.027)	.252	(.262)	.449
Total from investment operations	(1.200)	.625	.879	.337	1.076
Distributions from net investment income	(.580)	(.635)	(.604)	(.572)	(.596)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.650)	(.765)	(.649)	(.727)	(.766)
Net asset value, end of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Total Return A	(10.67)%	5.42%	7.76%	2.91%	9.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.77%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.78%	.77%	.79%	.81%	.81%
Expenses net of all reductions	.78%	.76%	.79%	.80%	.81%
Net investment income	5.73%	5.52%	5.36%	5.10%	5.38%
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 889	$ 655	$ 520	$ 424
Portfolio turnover rate D	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities.The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 203,366
Unrealized depreciation	(1,100,040)
Net unrealized appreciation (depreciation)	(896,674)
Capital loss carryforward	(48,738)

Cost for federal income tax purposes	$ 6,239,976

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 328,410	$ 321,590
Long-term Capital Gains	8,014	19,401
Total	$ 336,424	$ 340,991

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,852,752 and $8,284,866, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,664	$ 236
Class T	0%	.25%	4,252	-
Class B	.65%	.25%	2,858	2,069
Class C	.75%	.25%	8,999	2,145
			$ 21,773	$ 4,450

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 418
Class T	124
Class B*	652
Class C*	251
$ 1,445

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,524.16
Class T	2,479.15
Class B	768.24
Class C	1,584.18
Institutional Class	1,507.17
	$ 9,862

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 19

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 12
Institutional Class	3
$ 15

9. Credit Risk.

The Fund invests a portion of its assets in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Annual Report

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund one hundred and eight-seven dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 114,810	$ 69,443
Class T	85,638	114,586
Class B	13,635	14,875
Class C	38,561	34,291
Institutional Class	46,381	43,532
Total	$ 299,025	$ 276,727
From net realized gain
Class A	$ 12,777	$ 19,657
Class T	11,501	22,248
Class B	2,042	3,708
Class C	5,537	9,265
Institutional Class	5,542	9,386
Total	$ 37,399	$ 64,264

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	114,758	105,260	$ 1,278,238	$ 1,231,222
Reinvestment of distributions	10,676	6,633	115,815	77,535
Shares redeemed	(69,203)	(26,839)	(740,023)	(314,378)
Net increase (decrease)	56,231	85,054	$ 654,030	$ 994,379
Class T
Shares sold	27,141	61,556	$ 300,576	$ 723,556
Reinvestment of distributions	8,275	11,119	90,618	130,043
Shares redeemed	(69,215)	(76,260)	(756,721)	(891,357)
Net increase (decrease)	(33,799)	(3,585)	$ (365,527)	$ (37,758)
Class B
Shares sold	6,688	5,950	$ 74,372	$ 69,926
Reinvestment of distributions	1,092	1,194	11,949	13,990
Shares redeemed	(9,318)	(7,422)	(100,959)	(87,195)
Net increase (decrease)	(1,538)	(278)	$ (14,638)	$ (3,279)
Class C
Shares sold	30,031	26,139	$ 331,769	$ 306,154
Reinvestment of distributions	2,962	2,725	32,228	31,803
Shares redeemed	(25,621)	(12,340)	(273,311)	(144,301)
Net increase (decrease)	7,372	16,524	$ 90,686	$ 193,656
Institutional Class
Shares sold	32,078	37,630	$ 359,394	$ 445,192
Reinvestment of distributions	3,394	3,340	37,416	39,395
Shares redeemed	(35,310)	(20,371)	(381,874)	(241,121)
Net increase (decrease)	162	20,599	$ 14,936	$ 243,466

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate. Mr. Kenneally oversees 33 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Michael E. Kenneally (54)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Executive Officers**:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund designates $26,350,959 of distributions paid during the period January 1, 2008 to December 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SI-UANN-0209
1.787727.105

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor
Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-10.67%	2.73%	5.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity® Advisor Strategic Income Fund

Though not as crushing in absolute terms as the equity markets, global debt securities saw their own share of volatility during the year ending December 31, 2008. As credit markets the world over began to seize up and the multiyear global growth story collapsed, debt backed in some form by the governments of the major developed-world economies produced positive returns. Virtually everything else lost money, as investors spurned risk and fled toward safer havens. In the United States, Treasury securities - long considered an essentially risk-free asset class - produced the most solid returns, with the Barclays Capital U.S. Government Index gaining 12.39% during the past year. In sharp contrast, the below-investment-grade high-yield bond market fell deep into negative territory for the period, as illustrated by the -26.11% return of the Merrill Lynch® U.S. High Yield Master II Constrained Index. Similar risk-averse investment behavior touched the foreign bond markets. Higher-quality sovereign debt issued by the developed economies of the world solidly outpaced the credit instruments issued by the emerging-markets economies. This disparity was highlighted by the 1.69% gain of the Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the U.S. - versus the -10.91% annual return produced by the JPMorgan Emerging Markets Bond Index (EMBI) Global.

Advisor Strategic Income's Institutional Class shares declined 10.67%, compared with a 8.99% drop for the Fidelity Strategic Income Composite Index. Our defensive asset allocation strategy - overweighting the higher-quality investment-grade asset classes and underweighting the riskier ones - helped performance versus the Composite index, but security selection at the subportfolio level proved more challenging. In the emerging-markets sleeve, for example, a sizable overweighting in one country position - Argentina - was the biggest factor in our underperformance there. In high-yield debt, the period's worst-performing asset class, our underweighting helped but was somewhat offset by poor-performing technology and automotive issues in the high-yield subportfolio. The developed-markets sleeve came up a bit short, in part due to the strengthening U.S. dollar, which detracted from the returns of non-U.S. securities. Meanwhile, the U.S. government bond category - the focal point of the debt markets' quality bias - delivered a double-digit gain, and our U.S. fixed-income subportfolio produced a comparably solid return as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.01%
Actual		$ 1,000.00	$ 884.00	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Class T	1.00%
Actual		$ 1,000.00	$ 884.80	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class B	1.75%
Actual		$ 1,000.00	$ 881.80	$ 8.28
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.87
Class C	1.78%
Actual		$ 1,000.00	$ 881.30	$ 8.42
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 9.02
Institutional Class	.78%
Actual		$ 1,000.00	$ 886.10	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Holdings as of December 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.4	15.3
Fannie Mae	9.4	9.1
Freddie Mac	7.2	5.4
German Federal Republic	3.7	4.4
Canadian Government	2.7	2.5
	37.4
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.2	7.5
Telecommunication Services	5.4	4.6
Energy	3.5	4.7
Financials	3.4	4.6
Information Technology	3.3	4.1
Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
U.S. Government and U.S. Government Agency Obligations 32.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA,AA,A 15.6%	AAA,AA,A 15.7%
BBB 4.5%	BBB 5.7%
BB 12.7%	BB 11.7%
B 16.3%	B 17.7%
CCC,CC,C 6.4%	CCC,CC,C 7.6%
D 0.0% †	D 0.0%
Not Rated 1.0%	Not Rated 1.4%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 10.1%

† Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Preferred Securities 0.7%		Preferred Securities 0.8%
	Corporate Bonds 25.8%		Corporate Bonds 30.0%
	U.S. Government and U.S. Government Agency Obligations 32.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Foreign Government & Government Agency Obligations 22.7%		Foreign Government & Government Agency Obligations 22.6%
	Floating Rate Loans 6.7%		Floating Rate Loans 5.4%
	Stocks 0.2%		Stocks 0.2%
	Other Investments 0.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 11.1%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	32.8%	** Foreign investments	33.3%
* Futures and Swaps	2.6%	** Swaps	1.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 25.7%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 5,260	$ 1,808
6% 5/1/15		21,875	6,267
ON Semiconductor Corp. 0% 4/15/24		450	369
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	206
			8,650
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. 3.125% 6/15/12		4,470	2,707
TOTAL CONVERTIBLE BONDS			11,357
Nonconvertible Bonds - 25.5%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	1,475
TRW Automotive, Inc.:
7% 3/15/14 (g)		335	178
7.25% 3/15/17 (g)		240	122
Visteon Corp. 7% 3/10/14		10,020	1,503
			3,278
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		4,180	982
7.125% 11/15/25		5,760	1,253
7.4% 11/1/46		1,220	268
7.45% 7/16/31		10,245	2,869
7.5% 8/1/26		4,250	935
8.875% 1/15/22		1,045	240
8.9% 1/15/32		465	116
General Motors Corp.:
6.75% 5/1/28		11,000	1,815
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
7.125% 7/15/13		$ 3,400	$ 629
7.2% 1/15/11		2,090	397
7.4% 9/1/25		5,950	982
7.7% 4/15/16		8,489	1,358
8.1% 6/15/24		2,775	444
8.25% 7/15/23		11,040	1,822
8.375% 7/15/33		11,985	2,097
8.8% 3/1/21		2,310	370
			16,577
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	1,884
Mac-Gray Corp. 7.625% 8/15/15		680	626
			2,510
Hotels, Restaurants & Leisure - 1.2%
Carrols Corp. 9% 1/15/13		4,095	2,703
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	2,140
8% 11/15/13		920	626
MGM Mirage, Inc.:
5.875% 2/27/14		6,065	3,806
6.625% 7/15/15		13,199	8,266
6.75% 9/1/12		1,675	1,164
6.75% 4/1/13		10,420	7,086
6.875% 4/1/16		3,585	2,241
7.5% 6/1/16		11,820	7,358
7.625% 1/15/17		6,420	4,013
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,081
OSI Restaurant Partners, Inc. 10% 6/15/15		12,740	2,357
Scientific Games Corp. 6.25% 12/15/12		660	531
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	847
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	2,126
Six Flags, Inc.:
8.875% 2/1/10		8,225	1,810
9.625% 6/1/14		669	100
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	2,447
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12		$ 9,620	$ 1,924
6.5% 2/1/14		11,643	582
6.625% 3/15/18		11,970	599
6.875% 3/1/16		12,803	640
7.75% 8/15/16		14,415	2,775
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	1,897
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	1,584
Vail Resorts, Inc. 6.75% 2/15/14		5,060	3,567
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	32
9% 1/15/12		575	173
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,243	746
			65,221
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		5,585	4,133
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,089
			6,222
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	504
Media - 2.5%
AMC Entertainment, Inc. 11% 2/1/16		2,610	1,827
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		9,325	7,844
CanWest Media, Inc. 8% 9/15/12		860	396
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		19,013	3,327
11% 10/1/15		310	48
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		11,055	4,919
10.25% 9/15/10		9,385	4,317
10.25% 10/1/13		6,395	2,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (g)		6,375	4,813
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.: - continued
10.875% 9/15/14 (g)		$ 5,695	$ 4,499
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	445
5.5% 9/15/14		5,225	627
5.5% 12/15/16		2,620	301
5.75% 1/15/13		3,145	456
6.25% 3/15/11		175	53
6.875% 6/15/18		2,725	327
7.25% 10/15/27		3,310	397
10.75% 8/1/16 (g)		19,560	4,108
CSC Holdings, Inc.:
7.625% 7/15/18		1,515	1,182
7.875% 2/15/18		4,009	3,167
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	7,640
7% 10/1/13		9,095	7,890
7.125% 2/1/16		34,370	29,215
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	574
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	940
Lamar Media Corp. 6.625% 8/15/15		13,230	9,575
Liberty Media Corp. 8.5% 7/15/29		6,535	3,747
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	510
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		7,095	2,554
10% 8/1/14		3,620	2,896
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	2,968
10.375% 9/1/14 (g)		9,075	8,213
Sun Media Corp. Canada 7.625% 2/15/13		635	511
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	210
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		22,595	9,490
Videotron Ltd. 6.875% 1/15/14		550	487
			132,618
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		$ 4,120	$ 3,502
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,270	477
10.375% 6/1/15 pay-in-kind (l)		3,745	304
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	53
10% 11/1/14		18,490	8,136
11.375% 11/1/16		900	261
			9,231
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,106
9.75% 1/15/15		1,775	1,225
			2,331
TOTAL CONSUMER DISCRETIONARY			241,994
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	74
16% 3/27/12 (g)		2,837	1,404
			1,478
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		5,910	3,812
8.625% 3/1/15		835	288
9.375% 12/15/15		4,770	1,562
9.5% 6/15/17		5,710	1,927
10.375% 7/15/16		4,970	3,628
			11,217
Food Products - 0.2%
Gruma SA de CV 7.75%		6,310	3,471
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	37
Michael Foods, Inc. 8% 11/15/13		420	370
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 900	$ 630
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	264
10.625% 4/1/17		1,015	548
Reddy Ice Holdings, Inc. 10.5% 11/1/12		3,250	1,625
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	1,602
			8,547
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	153
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	329
TOTAL CONSUMER STAPLES			21,724
ENERGY - 3.1%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	1,594
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	1,906
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,105
			6,605
Oil, Gas & Consumable Fuels - 3.0%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	1,840
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	2,577
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	6,120
Berry Petroleum Co. 8.25% 11/1/16		2,930	1,582
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	1,089
8.875% 2/1/17		3,780	832
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	3,842
6.875% 11/15/20		7,030	5,062
7.625% 7/15/13		11,615	10,105
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	4,583
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	1,824
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	2,080
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. 6.25% 4/15/14		$ 1,500	$ 855
EXCO Resources, Inc. 7.25% 1/15/11		570	439
Forest Oil Corp. 8% 12/15/11		480	442
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	958
Harvest Operations Corp. 7.875% 10/15/11		1,170	819
InterNorth, Inc. 9.625% 3/16/06 (c)		935	2
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		2,060	1,627
9.125% 7/2/18 (g)		2,340	1,521
Mariner Energy, Inc.:
7.5% 4/15/13		700	448
8% 5/15/17		1,770	885
Massey Energy Co. 6.875% 12/15/13		11,040	8,004
OPTI Canada, Inc. 7.875% 12/15/14		4,465	2,344
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,302
7.875% 11/1/26		5,640	4,399
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	630
6.625% 6/15/35		2,870	2,429
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		8,045	5,953
9.125% 7/15/13		10,710	8,675
Petroleos de Venezuela SA:
5.25% 4/12/17		57,940	20,858
5.375% 4/12/27		14,370	4,311
Petroleum Development Corp. 12% 2/15/18		4,390	2,722
Range Resources Corp. 7.375% 7/15/13		2,190	1,840
SandRidge Energy, Inc.:
8% 6/1/18 (g)		7,400	4,292
8.625% 4/1/15 pay-in-kind (l)		4,370	2,185
Ship Finance International Ltd. 8.5% 12/15/13		7,015	4,981
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,295
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,165
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	634
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	421
7.5% 4/1/17		7,600	6,704
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 822
8.375% 6/15/32		1,155	997
TNK-BP Finance SA:
6.875% 7/18/11 (g)		4,675	3,460
7.5% 3/13/13 (Reg. S)		9,105	5,736
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	323
8.875% 7/15/12		1,455	1,426
Venoco, Inc. 8.75% 12/15/11		3,260	1,565
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	2,650
YPF SA 10% 11/2/28		5,635	3,392
			160,047
TOTAL ENERGY			166,652
FINANCIALS - 2.9%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	1,400	1,627
Mizuho Capital Investment Europe 1 Ltd. 5.02% (l)	EUR	800	841
Morgan Stanley 3.75% 3/1/13	EUR	1,700	1,814
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,144
			5,426
Commercial Banks - 1.2%
Anglo Irish Bank Corp. PLC 3.469% 6/25/14 (l)	EUR	1,820	2,019
Banca Popolare di Lodi Investor Trust III 6.742% (l)	EUR	1,300	904
Bancaja Emisiones SA 4.625% (l)	EUR	1,501	524
Banco de Credito Del Peru 7.17% 10/15/22 (g)(l)	PEN	4,453	1,208
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (l)	EUR	1,150	1,485
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (l)	EUR	500	374
Caja Madrid SA 5.438% 10/17/16 (l)	EUR	1,500	1,353
Development Bank of Philippines 8.375% (l)		6,055	4,239
DnB NOR Bank ASA 2.7686% 8/11/09 (l)	CAD	1,500	1,234
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		18,355	7,709
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine: - continued
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		$ 4,377	$ 3,370
Export-Import Bank of India 1.4488% 6/7/12 (l)	JPY	320,000	2,998
Halifax PLC 4.75% 3/24/09	EUR	895	1,238
HBOS Treasury Services PLC 3.1393% 1/19/10 (l)	CAD	1,500	1,230
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		7,840	5,880
Hypo Real Estate International Trust I 5.864% (l)	EUR	400	39
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		3,940	3,704
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,218
Natixis SA:
5.171% 1/26/17 (l)	EUR	1,100	998
6.307% (l)	EUR	950	484
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		1,100	528
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,337
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,550	2,194
Standard Chartered Bank 3.319% 3/28/18 (l)	EUR	1,250	1,097
Vimpel Communications: 8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,050	6,275
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,685	4,548
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,119
			64,306
Consumer Finance - 0.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	284
Ford Motor Credit Co. LLC:
7% 10/1/13		1,470	1,016
7.25% 10/25/11		2,740	2,002
7.375% 2/1/11		735	559
GMAC LLC:
6% 4/1/11 (g)		1,435	1,104
8% 11/1/31 (g)		2,968	1,764
SLM Corp.:
3.529% 12/15/10 (l)	EUR	1,100	1,098
3.659% 6/17/13 (l)	EUR	620	520
			8,347
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.9%
Air Liquide Finance 6.125% 11/28/12	EUR	1,900	$ 2,729
Banca Italease SpA 3.569% 6/28/16 (l)	EUR	1,500	908
Bank of America Corp. 4% 3/28/18 (l)	EUR	1,400	1,571
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,085
Broadgate PLC 7.0775% 10/5/25 (l)	GBP	775	565
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		$ 10,335	6,356
Diageo Finance PLC 6.625% 12/5/14	EUR	750	1,078
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	161	223
8.151% 12/31/30	GBP	370	522
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	960
Getin Finance PLC 6.592% 5/13/09 (l)	EUR	650	786
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,614
Greene King Finance PLC Series A1, 3.5125% 6/15/31 (l)	GBP	1,000	832
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,747
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	950	1,179
7.25% 9/15/14	EUR	1,200	1,526
Linde Finance BV 6.75% 12/8/15	EUR	2,400	3,422
NCO Group, Inc. 11.875% 11/15/14		2,185	765
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		9,500	7,553
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (l)		3,690	2,887
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	102,801	1,616
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	659
Sedna Finance Corp. 4.079% 3/15/16 (c)(l)	EUR	1,150	0
Sedna Finance Corp. 5.625% 12/23/14 (c)(l)	EUR	500	0
TMK Capital SA 10% 7/29/11		8,800	4,840
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	1,414
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	702
Vattenfall Treasury AB 5.75% 12/5/13	EUR	650	936
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	$ 1,377
4.375% 5/19/14	EUR	650	767
			50,619
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (l)	EUR	1,800	1,068
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (l)	EUR	1,200	1,440
Old Mutual PLC 4.5% 1/18/17 (l)	EUR	500	298
Wuerttembergische Lebens AG 5.375% 6/1/26 (l)	EUR	620	351
			3,157
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		$ 3,400	3,026
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	2,390
Senior Housing Properties Trust 7.875% 4/15/15		6,211	4,907
			10,323
Real Estate Management & Development - 0.2%
Realogy Corp.:
10.5% 4/15/14		47,225	7,556
11.75% 4/15/14 pay-in-kind (l)		3,827	362
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,253
			9,171
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
3.929% 12/2/49 (l)	EUR	1,000	1,006
4.604% (l)	EUR	2,000	1,822
			2,828
TOTAL FINANCIALS			154,177
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	5,267
Biomet, Inc. 10% 10/15/17		245	233
Invacare Corp. 9.75% 2/15/15		1,530	1,346
			6,846
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (l)		$ 11,685	$ 4,557
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,128
DASA Finance Corp. 8.75% 5/29/18 (g)		2,845	2,219
DaVita, Inc. 6.625% 3/15/13		5,230	4,812
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	965
HCA, Inc.:
9.125% 11/15/14		19,960	18,363
9.25% 11/15/16		25,530	23,360
10.375% 11/15/16 pay-in-kind (l)		1,155	856
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,016
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,506
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	276
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	2,402
Tenet Healthcare Corp.:
7.375% 2/1/13		2,342	1,616
9.25% 2/1/15		1,862	1,494
9.875% 7/1/14		16,710	13,452
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,183
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	448
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	6,332
			87,985
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,593
Pharmaceuticals - 0.1%
Bayer AG 5.493% 4/10/10 (l)	EUR	1,250	1,730
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	935
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,533
			5,292
TOTAL HEALTH CARE			101,716
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	360
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. 6.75% 2/1/15		$ 2,350	$ 1,763
Orbimage Holdings, Inc. 12.6538% 7/1/12 (l)		1,720	1,445
			3,568
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	402
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	328
10% 8/15/49 (a)		1,255	25
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,522	6,047
8.021% 8/10/22		4,972	2,561
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,239
8.028% 11/1/17		1,080	540
			11,173
Building Products - 0.2%
Compagnie de St. Gobain 5.643% 4/11/12 (l)	EUR	1,250	1,420
Nortek, Inc.:
8.5% 9/1/14		11,485	2,584
10% 12/1/13		8,520	5,836
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	1,242
			11,082
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	123
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	672
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	1,621
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	8,901
7.75% 1/15/15		4,830	4,335
8.625% 4/1/13		2,900	2,726
West Corp. 9.5% 10/15/14		8,620	4,569
			22,947
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,156
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,800	1,546
			2,702
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	697
General Cable Corp. 7.125% 4/1/17		680	449
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	666
			1,812
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,000	2,092
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	4,106
13.5% 12/1/15 pay-in-kind (g)		3,847	1,186
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (l)	GBP	1,075	1,171
			8,555
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	870
Cummins, Inc. 7.125% 3/1/28		1,870	1,454
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	831
9.5% 8/1/14		6,310	4,733
			7,888
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	2,408
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,167
US Shipping Partners LP 13% 8/15/14		3,185	892
			4,467
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		720	630
7.75% 10/1/16		1,390	1,154
			1,784
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,303
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico, SA de CV: - continued
7.625% 12/1/13		$ 1,700	$ 1,428
TFM SA de CV 9.375% 5/1/12		6,450	5,934
			8,665
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	1,023
Penhall International Corp. 12% 8/1/14 (g)		1,515	606
VWR Funding, Inc. 10.25% 7/15/15		8,615	4,911
			6,540
TOTAL INDUSTRIALS			91,183
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	5,111
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	7,920
6.5% 1/15/28		6,570	2,595
Nortel Networks Corp.:
9.0025% 7/15/11 (l)		3,760	884
10.125% 7/15/13		3,730	951
10.75% 7/15/16		3,760	959
10.75% 7/15/16 (g)		5,170	1,318
			19,738
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (g)		7,315	5,066
Series B, 10.25% 11/1/15 (g)		4,425	3,064
			8,130
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	2,041
12.25% 11/15/15 pay-in-kind (g)(l)		875	429
Iron Mountain, Inc. 8.75% 7/15/18		4,675	4,032
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	4,382
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.:
8% 10/15/12		$ 875	$ 245
12.5% 1/15/16		3,030	848
			11,977
Office Electronics - 0.0%
Xerox Corp. 7.625% 6/15/13		2,755	2,287
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.:
7.125% 3/15/11		145	98
9.25% 6/1/16		7,985	4,551
Avago Technologies Finance Ltd.:
7.7025% 6/1/13 (l)		902	718
11.875% 12/1/15		8,455	5,876
Freescale Semiconductor, Inc.:
8.875% 12/15/14		42,915	18,453
9.125% 12/15/14 pay-in-kind (l)		26,855	5,514
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2463% 12/15/11 (c)(l)		735	35
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	221
NXP BV:
7.5025% 10/15/13 (l)		11,995	3,479
7.875% 10/15/14		6,295	2,329
9.5% 10/15/15		17,060	3,071
Spansion LLC 11.25% 1/15/16 (g)		4,255	298
Viasystems, Inc. 10.5% 1/15/11		4,065	2,927
			47,570
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	96
TOTAL INFORMATION TECHNOLOGY			89,798
MATERIALS - 2.5%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,664
Georgia Gulf Corp.:
7.125% 12/15/13		1,325	371
9.5% 10/15/14		10,640	3,298
Huntsman LLC 11.625% 10/15/10		466	396
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		$ 6,095	$ 4,206
MacDermid, Inc. 9.5% 4/15/17 (g)		500	265
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	11,871
10.875% 12/1/14 pay-in-kind (l)		6,706	1,932
11.5% 12/1/16		19,830	5,552
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,408
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		3,430	343
			33,306
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	358
Berry Plastics Holding Corp.:
8.875% 9/15/14		12,350	5,002
10.25% 3/1/16		4,055	1,338
BWAY Corp. 10% 10/15/10		1,175	999
Constar International, Inc. 11% 12/1/12 (c)		2,530	25
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,095	3,719
7.5% 12/15/96		3,685	2,727
8% 4/15/23		2,980	2,503
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	770
8.25% 5/15/13		3,390	3,297
Vitro SAB de CV:
8.625% 2/1/12		12,585	4,027
9.125% 2/1/17		2,210	663
			25,428
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (l)		2,790	155
Compass Minerals International, Inc. 12% 6/1/13		595	577
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	5,917
Evraz Group SA 8.875% 4/24/13 (g)		14,220	7,181
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	2,207
10.625% 9/1/16 (g)		8,945	5,188
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	3,526
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.25% 4/1/15		$ 8,780	$ 7,200
8.375% 4/1/17		25,420	20,463
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,322
Gerdau SA 8.875% (g)		2,590	2,176
International Steel Group, Inc. 6.5% 4/15/14		10,550	7,702
Ispat Inland ULC 9.75% 4/1/14		932	774
RathGibson, Inc. 11.25% 2/15/14		5,905	1,314
			65,702
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		7,070	4,525
Glatfelter 7.125% 5/1/16		550	385
NewPage Corp. 9.4425% 5/1/12 (l)		1,770	673
Solo Cup Co. 8.5% 2/15/14		2,140	1,370
			6,953
TOTAL MATERIALS			131,389
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.2%
Citizens Communications Co.:
7.875% 1/15/27		4,895	2,790
9% 8/15/31		3,655	2,303
Deutsche Telekom International Financial BV 8.875% 11/27/28	GBP	1,450	2,201
Indosat Finance Co. BV 7.75% 11/5/10		3,151	2,615
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		24,035	9,656
Intelsat Corp.:
9.25% 8/15/14 (g)		5,215	4,798
9.25% 6/15/16 (g)		8,820	7,938
Intelsat Ltd. 11.25% 6/15/16		27,785	25,007
Level 3 Financing, Inc.:
8.75% 2/15/17		1,860	884
12.25% 3/15/13		1,265	721
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	4,069
Qwest Communications International, Inc.:
7.25% 2/15/11		350	305
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14		$ 700	$ 501
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		2,150	1,505
Sprint Capital Corp.:
6.875% 11/15/28		42,935	25,546
6.9% 5/1/19		3,030	2,151
8.75% 3/15/32		18,770	12,670
Telecom Egypt SAE 11.7% 2/4/10 (l)	EGP	1,426	256
U.S. West Communications:
7.25% 10/15/35		1,455	917
7.5% 6/15/23		460	313
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		11,630	9,769
			116,915
Wireless Telecommunication Services - 2.7%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,613
Cricket Communications, Inc.:
9.375% 11/1/14		12,405	10,172
10% 7/15/15 (g)		4,325	4,001
Digicel Group Ltd.:
8.875% 1/15/15 (g)		13,910	8,902
9.125% 1/15/15 pay-in-kind (g)(l)		5,465	3,334
9.25% 9/1/12 (g)		4,480	3,763
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		19,260	17,623
11.5% 6/15/16 (g)		4,980	4,432
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		5,225	4,807
8.875% 1/15/15 (g)		12,125	10,973
MetroPCS Wireless, Inc. 9.25% 11/1/14		17,625	15,774
Millicom International Cellular SA 10% 12/1/13		16,920	15,397
Mobile Telesystems Finance SA 8% 1/28/12 (g)		8,764	7,011
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	3,967
7.375% 8/1/15		5,220	2,192
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		9,843	3,937
Sprint Nextel Corp. 6% 12/1/16		3,185	2,245
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (g)		$ 16,770	$ 14,422
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	2,200	3,137
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		8,040	4,985
			145,687
TOTAL TELECOMMUNICATION SERVICES			262,602
UTILITIES - 1.8%
Electric Utilities - 0.8%
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,167
Edison Mission Energy:
7.5% 6/15/13		13,680	11,902
7.75% 6/15/16		4,965	4,096
Electricite de France 6.875% 12/12/22	GBP	1,950	3,011
Energy Future Holdings:
10.875% 11/1/17 (g)		6,260	4,445
11.25% 11/1/17 pay-in-kind (g)(l)		7,780	3,732
Intergen NV 9% 6/30/17 (g)		7,670	5,983
Majapahit Holding BV 7.75% 10/17/16		3,335	1,934
National Grid Electricity Transmission PLC 6.625% 1/28/14	EUR	500	727
National Power Corp. 6.875% 11/2/16 (g)		6,830	5,327
			43,324
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,062
6.875% 11/4/11 (Reg. S)		11,499	9,199
Southern Gas Networks PLC Class A1, 5.285% 10/21/10 (l)	EUR	1,650	2,257
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	5,713
8% 3/1/32		4,170	3,475
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,300	5,459
			29,165
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		$ 4,570	$ 3,656
8% 10/15/17		5,425	4,394
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	3
6.4% 7/15/06 (c)		9,815	25
6.625% 11/15/05 (c)		2,200	6
6.725% 11/17/08 (c)(l)		684	2
6.75% 8/1/09 (c)		550	1
6.875% 10/15/07 (c)		1,330	3
6.95% 7/15/28 (c)		1,204	3
7.125% 5/15/07 (c)		235	1
7.375% 5/15/19 (c)		1,400	4
7.875% 6/15/03 (c)		235	1
9.125% 4/1/03 (c)		50	0
9.875% 6/5/03 (c)		4,720	12
NRG Energy, Inc.:
7.25% 2/1/14		5,370	4,860
7.375% 2/1/16		1,200	1,080
Reliant Energy, Inc.:
7.625% 6/15/14		4,335	3,533
7.875% 6/15/17		1,110	894
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,043	814
			19,292
Multi-Utilities - 0.1%
Aquila, Inc. 11.875% 7/1/12 (l)		1,615	1,663
Centrica PLC 7.125% 12/9/13	EUR	1,650	2,376
Utilicorp United, Inc. 7.95% 2/1/11 (f)		39	36
			4,075
TOTAL UTILITIES			95,856
TOTAL NONCONVERTIBLE BONDS			1,357,091
TOTAL CORPORATE BONDS (Cost $2,049,705)			1,368,448
U.S. Government and Government Agency Obligations - 22.2%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 7.8%
Fannie Mae:
2.5% 4/9/10		$ 675	$ 686
2.875% 12/11/13		25,050	25,658
3% 7/12/10		10,000	10,307
3.25% 2/10/10		21,409	21,960
3.375% 5/19/11		18,602	19,547
3.625% 8/15/11		29,000	30,737
3.875% 12/10/09		57,130	58,795
4.75% 11/19/12		15,800	17,387
4.875% 5/18/12		750	817
6% 5/15/11		7,545	8,339
Federal Home Loan Bank:
3.375% 10/20/10		1,900	1,976
3.625% 12/17/10		16,950	17,729
3.625% 10/18/13		36,405	38,298
Freddie Mac:
2.875% 11/23/10		2,700	2,784
3.875% 6/29/11		14,554	15,489
4.5% 1/15/14		59,166	65,260
4.875% 6/13/18		15,410	17,711
5% 2/16/17		8,600	9,750
5.5% 8/23/17		21,600	25,473
6.875% 9/15/10		15,000	16,359
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,871
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,660
5.685% 5/15/12		1,285	1,441
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		643	657
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			414,691
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		12,084	11,518
1.625% 1/15/18		6,344	6,015
2.625% 7/15/17		25,991	26,660
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			44,193
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bonds:
4.375% 2/15/38		$ 14,500	$ 19,421
4.5% 5/15/38		5,550	7,575
6.125% 8/15/29		97,150	142,582
6.25% 8/15/23 (k)		57,500	78,425
7.25% 5/15/16 (j)		3,046	4,079
7.875% 2/15/21		6,800	10,107
9% 11/15/18		8,382	12,946
9.125% 5/15/18		9,595	14,839
U.S. Treasury Notes:
1.25% 11/30/10		30,157	30,481
1.5% 12/31/13		3,050	3,043
1.75% 3/31/10		8,860	9,006
2% 11/30/13		17,024	17,466
2.375% 8/31/10		10,500	10,819
2.625% 5/31/10		25,758	26,536
2.75% 2/28/13		104,966	112,150
2.875% 6/30/10		1,845	1,911
3.125% 8/31/13		11,100	11,968
3.125% 9/30/13		43,972	47,445
3.375% 6/30/13		8,470	9,235
3.75% 11/15/18		25,800	29,206
3.875% 5/15/18		2,550	2,908
4.25% 11/15/17		23,000	26,793
4.5% 5/15/17		10,476	12,293
4.75% 8/15/17		53,103	63,491
5.125% 5/15/16		14,300	17,315
TOTAL U.S. TREASURY OBLIGATIONS			722,040
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,078,700)			1,180,924
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.2%
4% 9/1/13 to 5/1/20		4,079	4,126
4.272% 2/1/35 (l)		2,606	2,626
4.302% 8/1/33 (l)		694	687
4.369% 6/1/33 (l)		1,508	1,507
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.399% 10/1/33 (l)		$ 856	$ 863
4.42% 5/1/35 (l)		2,107	2,142
4.453% 11/1/33 (l)		229	237
4.49% 1/1/35 (l)		931	940
4.491% 12/1/34 (l)		97	97
4.5% 3/1/18 to 11/1/19		9,684	9,951
4.58% 7/1/35 (l)		615	618
4.593% 7/1/35 (l)		1,729	1,744
4.642% 9/1/33 (l)		1,040	1,037
4.658% 10/1/35 (l)		228	231
4.693% 2/1/35 (l)		2,520	2,529
4.704% 2/1/35 (l)		1,037	1,047
4.763% 7/1/35 (l)		613	619
4.784% 3/1/35 (l)		1,029	1,034
4.785% 7/1/35 (l)		827	825
4.798% 8/1/33 (l)		589	599
4.804% 11/1/35 (l)		1,582	1,592
4.808% 9/1/34 (l)		669	673
4.812% 6/1/35 (l)		1,200	1,211
4.824% 10/1/34 (l)		1,678	1,678
4.857% 3/1/33 (l)		439	441
4.857% 7/1/34 (l)		836	838
4.867% 9/1/33 (l)		1,429	1,433
4.871% 7/1/35 (l)		1,071	1,088
4.875% 5/1/35 (l)		943	954
4.882% 9/1/33 (l)		466	473
4.898% 5/1/35 (l)		296	298
4.898% 2/1/36 (l)		1,903	1,924
4.925% 4/1/35 (l)		1,505	1,536
4.933% 1/1/35 (l)		568	570
4.968% 8/1/35 (l)		1,920	1,951
4.98% 5/1/35 (l)		275	275
4.982% 2/1/34 (l)		1,324	1,343
4.987% 12/1/28 (l)		875	881
5% 1/1/14 to 11/1/38		33,332	34,093
5.005% 2/1/35 (l)		1,014	1,021
5.015% 12/1/32 (l)		1,283	1,293
5.02% 5/1/35 (l)		2,385	2,424
5.046% 10/1/35 (l)		1,067	1,079
5.09% 10/1/35 (l)		633	641
5.095% 7/1/34 (l)		306	307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.126% 10/1/35 (l)		$ 738	$ 749
5.174% 8/1/34 (l)		1,101	1,109
5.178% 7/1/35 (l)		2,256	2,288
5.215% 5/1/35 (l)		790	809
5.266% 12/1/36 (l)		430	435
5.307% 3/1/36 (l)		5,989	6,176
5.336% 7/1/35 (l)		335	340
5.342% 2/1/37 (l)		506	513
5.347% 2/1/36 (l)		129	129
5.369% 2/1/37 (l)		2,335	2,365
5.462% 2/1/37 (l)		3,337	3,397
5.498% 6/1/47 (l)		373	378
5.5% 5/1/11 to 4/1/19		10,258	10,622
5.5% 1/13/39 (h)(i)		35,000	35,898
5.518% 11/1/36 (l)		685	691
5.56% 4/1/36 (l)		762	773
5.631% 4/1/36 (l)		2,354	2,399
5.633% 2/1/36 (l)		610	621
5.668% 6/1/36 (l)		1,300	1,323
5.773% 3/1/36 (l)		4,661	4,754
5.799% 1/1/36 (l)		329	337
5.808% 5/1/36 (l)		3,225	3,291
5.823% 6/1/35 (l)		2,064	2,129
5.845% 9/1/36 (l)		942	950
5.889% 12/1/36 (l)		857	879
5.954% 5/1/36 (l)		595	609
6% 5/1/12 to 1/1/26		8,323	8,662
6.013% 4/1/36 (l)		9,226	9,430
6.076% 3/1/37 (l)		1,047	1,077
6.127% 4/1/36 (l)		923	945
6.223% 3/1/37 (l)		280	289
6.243% 6/1/36 (l)		147	148
6.25% 7/1/35 (l)		2,087	2,138
6.299% 6/1/36 (l)		19,934	20,423
6.5% 12/1/12 to 9/1/32		4,163	4,343
7% 9/1/25		3	4
7.5% 1/1/28 to 5/1/37		788	827
TOTAL FANNIE MAE			225,726
Freddie Mac - 2.5%
3.793% 5/1/35 (l)		1,496	1,471
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
3.994% 7/1/33 (l)		$ 1,404	$ 1,380
4% 5/1/19 to 11/1/20		4,537	4,600
4.331% 6/1/33 (l)		688	671
4.492% 7/1/35 (l)		1,064	1,079
4.5% 8/1/33		668	678
4.719% 1/1/35 (l)		2,120	2,159
4.79% 2/1/36 (l)		233	235
4.801% 3/1/35 (l)		568	568
4.834% 9/1/36 (l)		570	569
4.955% 10/1/35 (l)		987	998
5% 3/1/18 to 7/1/19 (i)		17,277	17,769
5.009% 4/1/35 (l)		2,119	2,144
5.023% 4/1/35 (l)		103	105
5.066% 4/1/35 (l)		1,920	1,935
5.088% 7/1/35 (l)		710	722
5.203% 9/1/35 (l)		592	598
5.218% 12/1/33 (l)		1,421	1,412
5.257% 2/1/36 (l)		56	56
5.415% 3/1/37 (l)		311	314
5.431% 10/1/36 (l)		990	1,004
5.455% 4/1/37 (l)		362	366
5.486% 1/1/36 (l)		718	730
5.5% 8/1/14 to 2/1/19 (i)		14,100	14,573
5.5% 1/13/39 (h)(i)		10,000	10,239
5.5% 2/12/39 (h)		8,000	8,165
5.599% 3/1/36 (l)		3,778	3,836
5.705% 1/1/36 (l)		305	309
5.707% 10/1/35 (l)		263	267
5.752% 5/1/37 (l)		4,011	4,096
5.772% 3/1/37 (l)		1,860	1,870
5.781% 4/1/37 (l)		1,769	1,794
5.798% 5/1/37 (l)		2,463	2,514
5.808% 6/1/37 (l)		1,429	1,464
5.834% 5/1/37 (l)		608	617
5.879% 5/1/37 (l)		282	287
5.947% 4/1/36 (l)		6,664	6,793
5.975% 6/1/37 (l)		342	350
6% 7/1/16 to 2/1/19		7,331	7,630
6.006% 6/1/36 (l)		621	634
6.141% 2/1/37 (l)		640	655
6.142% 12/1/36 (l)		1,173	1,200
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
6.149% 12/1/36 (l)		$ 4,345	$ 4,411
6.172% 7/1/36 (l)		4,246	4,341
6.238% 5/1/36 (l)		567	579
6.262% 1/1/37 (l)		1,573	1,593
6.326% 7/1/36 (l)		632	646
6.418% 6/1/37 (l)		168	173
6.456% 9/1/36 (l)		3,119	3,199
6.5% 10/1/10 to 3/1/22		6,811	7,095
6.641% 8/1/37 (l)		1,167	1,204
7.524% 4/1/37 (l)		122	126
8.5% 3/1/20		9	10
TOTAL FREDDIE MAC			132,233
Government National Mortgage Association - 0.0%
6% 4/15/09 to 5/15/09		1	1
6.5% 4/15/26 to 5/15/26		36	38
7% 9/15/25 to 8/15/31		63	66
7.5% 2/15/22 to 8/15/28		117	124
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $352,923)			358,213
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.501% 5/25/16 (l)	EUR	500	489
Series 2007-1:
Class B, 3.289% 3/25/17 (l)	EUR	1,100	1,359
Class C, 3.469% 3/25/17 (l)	EUR	800	924
Auto ABS Compartiment Series 2006-1 Class B, 5.171% 7/25/17 (l)	EUR	1,000	1,141
Clock Finance BV Series 2007-1:
Class B2, 4.191% 2/25/15 (l)	EUR	700	766
Class C2, 4.371% 2/25/15 (l)	EUR	400	417
Geldilux Ltd. Series 2007-TS Class C, 5.845% 9/8/14 (l)	EUR	400	418
GLS Ltd. Series 2006-1 Class C, 5.818% 7/15/14 (l)	EUR	500	619
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Lambda Finance BV Series 2005-1X Class C1, 4.7688% 11/15/29 (l)	GBP	500	$ 464
Leek Finance PLC:
Series 17X Class A2A, 3.075% 12/21/37 (l)	GBP	224	259
Series 18X Class BC, 3.525% 9/21/38 (l)	EUR	600	81
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.16% 1/30/40 (l)	EUR	400	513
Class D, 5.36% 1/30/40 (l)	EUR	550	680
Prime Bricks Series 2007-1:
Class B, 5.16% 1/30/40 (l)	EUR	550	705
Class C, 5.36% 1/30/40 (l)	EUR	450	565
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.158% 3/10/17 (l)	EUR	1,000	1,089
Provide Bricks Series 2007-1 Class B, 5.22% 1/30/40 (l)	EUR	1,400	1,576
Stichting Mars Series 2006 Class C, 4.211% 8/28/14 (l)	EUR	1,000	1,159
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	66
Volkswagen Car Lease Series 9 Class B, 2.972% 4/21/12 (Reg. S) (l)	EUR	226	298
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.8538% 10/25/45 (l)	GBP	526	77
TOTAL ASSET-BACKED SECURITIES (Cost $17,694)			13,665
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 4.515% 2/17/52 (l)	EUR	800	816
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.811% 4/12/56 (l)	EUR	617	608
EPIC PLC Series BROD Class D, 5.48% 1/22/16 (l)	EUR	292	245
RMAC PLC Series 2005-NS4X Class M2A, 3.7156% 12/12/43 (l)	GBP	1,443	685
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 3.4556% 6/12/44 (l)	GBP	1,250	608
Shield BV Series 1 Class C, 5.48% 1/20/14 (l)	EUR	1,500	1,571
TOTAL PRIVATE SPONSOR			4,533
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7213% 8/27/36 (l)		$ 7,089	$ 6,947
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	9,163
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,290	1,328
Series 2002-11:
Class QC, 5.5% 3/25/17		2,694	2,753
Class UC, 6% 3/25/17		1,931	2,007
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,822
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,744
Series 2002-9 Class PC, 6% 3/25/17		193	199
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,962
Class PE, 4% 11/25/18		1,515	1,469
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,077
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,582
Series 2003-70 Class BJ, 5% 7/25/33		890	882
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,270
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,003
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,430
Class KD, 4.5% 7/25/18		3,035	3,100
Series 2005-52 Class PB, 6.5% 12/25/34		3,378	3,474
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		678	690
Series 2004-95 Class AN, 5.5% 1/25/25		1,808	1,850
Series 2005-117, Class JN, 4.5% 1/25/36		808	762
Series 2005-29 Class KA, 4.5% 2/25/35		2,457	2,492
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,816
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,497
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		375	385
Series 2115 Class PE, 6% 1/15/14		134	138
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.695% 1/15/30 (l)		4,976	4,945
Series 2630 Class FL, 1.695% 6/15/18 (l)		104	101
Series 2861 Class GF, 1.495% 1/15/21 (l)		2,824	2,815
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		$ 732	$ 750
Series 2378 Class PE, 5.5% 11/15/16		3,995	4,119
Series 2381 Class OG, 5.5% 11/15/16		574	589
Series 2425 Class JH, 6% 3/15/17		990	1,022
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,655
Series 2695 Class DG, 4% 10/15/18		3,865	3,776
Series 2773 Class EG, 4.5% 4/15/19		14,395	14,317
Series 2831 Class PB, 5% 7/15/19		3,990	4,083
Series 2866 Class XE, 4% 12/15/18		4,450	4,506
Series 2996 Class MK, 5.5% 6/15/35		753	777
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,081	1,113
Series 2467 Class NB, 5% 7/15/17		1,610	1,654
Series 2570 Class CU, 4.5% 7/15/17		275	279
Series 2572 Class HK, 4% 2/15/17		382	384
Series 2617 Class GW, 3.5% 6/15/16		183	184
Series 2627:
Class BG, 3.25% 6/15/17		185	183
Class KP, 2.87% 12/15/16		183	181
Series 2685 Class ND, 4% 10/15/18		1,745	1,695
Series 2773 Class TA, 4% 11/15/17		2,459	2,476
Series 2849 Class AL, 5% 5/15/18		1,460	1,496
Series 2860 Class CP, 4% 10/15/17		325	326
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,834
Series 2937 Class HJ, 5% 10/15/19		1,360	1,394
Series 3266 Class C, 5% 2/15/20		1,295	1,324
Series 3401 Class EB, 5% 12/15/22		1,823	1,797
Series 3455 Class MB, 4.5% 6/15/23		28,055	28,112
Series 2564 Class BQ, 5.5% 10/15/17		2,393	2,449
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,169
Series 2863 Class DB, 4% 9/15/14		235	236
Series 2975 Class NA, 5% 7/15/23		795	801
TOTAL U.S. GOVERNMENT AGENCY			176,384
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $178,007)			180,917
Commercial Mortgage Securities - 0.2%
		Principal Amount (000s)(d)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 6.7% 1/15/17 (l)	GBP	700	$ 576
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.555% 10/22/37 (l)	GBP	1,000	657
European Property Capital Series 4 Class C, 6.3963% 7/20/14 (l)	GBP	297	359
German Residential Asset Note Distributor PLC Series 1 Class A, 5.33% 7/20/16 (l)	EUR	1,285	1,542
JLOC 36 LLC Reg. S:
Class A1, 1.155% 2/16/16 (l)	JPY	71,180	768
Class B, 1.325% 2/16/16 (l)	JPY	74,020	780
JLOC 37 LLC (Reg. S) Series X Class B1, 1.4575% 1/15/15 (l)	JPY	74,261	792
London & Regional Debt Securitisation No. 1 PLC Class A, 6.42% 10/15/14 (l)	GBP	650	743
Opera Finance (CMH) PLC Class B, 5.618% 1/15/15 (l)	EUR	1,100	999
Opera Finance PLC 6.0913% 7/31/13 (l)	GBP	971	1,222
Paris Prime Community Real Estate Series 2006-1 Class B, 5.25% 4/22/14 (g)(l)	EUR	721	604
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.41% 7/15/16 (l)	GBP	1,708	1,754
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (l)	EUR	650	789
Silver Maple Investment Co. Ltd. Class 2A, 4.987% 4/30/14 (l)	EUR	700	822
Skyline BV Series 2007-1 Class D, 5.81% 7/22/43 (l)	EUR	1,100	612
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,019)			13,019
Foreign Government and Government Agency Obligations - 22.7%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	39,120	6,117
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 8,187	2,640
par 1.33% 12/31/38 (f)		14,070	2,673
3.127% 8/3/12 (l)		23,013	12,232
7% 3/28/11		101,535	39,167
7% 9/12/13		59,910	18,592
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,674
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		1,000,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		$ 2,685	$ 2,551
Brazilian Federative Republic:
6% 9/15/13		1,417	1,374
8.25% 1/20/34		4,325	5,266
8.75% 2/4/25		4,640	5,707
10% 1/1/12	BRL	12,480	5,061
12.25% 3/6/30		6,615	10,584
12.75% 1/15/20		1,480	2,220
Canadian Government:
3.75% 6/1/10	CAD	15,000	12,807
4% 6/1/17	CAD	73,450	67,116
5% 6/1/14	CAD	20,150	19,158
5% 6/1/37	CAD	19,000	19,963
5.75% 6/1/29	CAD	21,500	23,244
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,270	1,023
warrants 11/15/20 (a)(n)		2,750	384
Colombian Republic 7.375% 9/18/37		5,125	5,023
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,665	2,939
Dominican Republic:
3.38% 8/30/24 (l)		4,323	3,156
9.04% 1/23/18 (g)		10,651	6,604
9.5% 9/27/11 (Reg. S)		8,788	7,470
Ecuador Republic:
5% 2/28/25 (c)		1,580	964
10% 8/15/30 (Reg. S) (c)		14,715	3,752
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		1,615	1,437
8.5% 7/25/11 (Reg. S)		1,845	1,780
Finnish Government 4.25% 9/15/12	EUR	12,995	18,953
French Republic:
3.5% 4/25/15	EUR	21,375	30,722
4.25% 10/25/18	EUR	16,450	24,577
Gabonese Republic 8.2% 12/12/17 (g)		19,620	13,145
Georgia Republic 7.5% 4/15/13		1,640	984
German Federal Republic:
2.25% 12/10/10	EUR	23,700	33,395
3.75% 1/4/15	EUR	21,170	31,477
3.75% 1/4/19	EUR	17,655	26,290
4% 10/11/13	EUR	22,370	33,558
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
German Federal Republic: - continued
4% 1/4/37	EUR	20,300	$ 30,368
4.25% 7/4/39	EUR	10,550	16,688
4.75% 7/4/34	EUR	4,200	6,754
5.5% 1/4/31	EUR	13,150	22,736
Ghana Republic 8.5% 10/4/17 (g)		$ 8,950	4,923
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	2,663
7.25% 4/20/15 (g)		1,035	932
7.75% 1/17/38 (g)		4,860	4,131
8.5% 10/12/35 (Reg. S)		2,640	2,323
Islamic Republic of Pakistan:
6.75% 2/19/09		14,205	13,530
7.125% 3/31/16 (g)		5,175	2,031
Italian Republic:
4.25% 8/1/13	EUR	20,300	29,086
4.5% 3/1/19	EUR	20,000	28,043
6.5% 11/1/27	EUR	18,000	29,222
Japan Government:
1.5% 9/20/18	JPY	3,890,000	44,171
1.7% 12/20/16	JPY	6,100,000	70,985
2.5% 9/20/37	JPY	1,775,000	22,986
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (l)		7,610	7,268
8.625% 6/20/13 (Reg. S)		6,810	6,538
9% 5/2/14		2,780	2,683
Peruvian Republic 3% 3/7/27 (f)		900	839
Philippine Republic:
9.5% 2/2/30		1,540	1,756
10.625% 3/16/25		1,890	2,249
Republic of Fiji 6.875% 9/13/11		3,310	2,449
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,800	1,558
Republic of Serbia 3.75% 11/1/24 (f)(g)		18,105	10,682
Russian Federation:
7.5% 3/31/30 (Reg. S)		69,458	61,123
12.75% 6/24/28 (Reg. S)		5,930	6,997
Turkish Republic:
6.75% 4/3/18		6,560	6,232
6.875% 3/17/36		11,960	9,807
7% 9/26/16		5,090	4,861
7.25% 3/5/38		6,850	5,754
7.375% 2/5/25		13,155	12,366
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Turkish Republic: - continued
14% 1/19/11	TRY	6,695	$ 4,161
UK Treasury GILT:
4.25% 3/7/36	GBP	7,000	11,017
4.5% 3/7/19	GBP	29,000	46,852
4.5% 12/7/42	GBP	15,595	25,898
4.75% 9/7/15	GBP	7,000	11,325
5% 3/7/18	GBP	4,450	7,518
5% 3/7/25	GBP	10,870	17,963
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (l)		$ 8,665	6,672
6.385% 6/26/12 (g)		8,825	4,236
6.75% 11/14/17 (g)		18,745	7,311
United Mexican States:
7.5% 4/8/33		1,770	2,022
8.3% 8/15/31		1,710	2,095
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	37,112	1,056
8% 11/18/22		6,062	5,516
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		3,260	52
5.0588% 4/20/11 (Reg. S) (l)		22,600	13,673
5.375% 8/7/10 (Reg. S)		6,675	5,223
7% 3/31/38		3,450	1,259
8.5% 10/8/14		8,575	4,159
9% 5/7/23 (Reg. S)		18,995	7,978
9.25% 9/15/27		14,055	7,590
9.375% 1/13/34		4,855	2,258
10.75% 9/19/13		23,858	15,627
13.625% 8/15/18		10,415	7,030
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,229
6.875% 1/15/16 (g)		7,950	6,599
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,339,388)			1,206,832
Common Stocks - 0.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a) (o)	113,725	$ 0
Remy International, Inc. (a)	40,800	10
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	165,925	284
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		294
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a) (g)	895	2
Airlines - 0.2%
Delta Air Lines, Inc. (a)	770,250	8,827
TOTAL INDUSTRIALS		8,829
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	546,000	4
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	142
TOTAL COMMON STOCKS (Cost $17,381)		9,269
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	109
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 9.00% (g)	1,046	335
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		335
TOTAL PREFERRED STOCKS (Cost $500)		444
Floating Rate Loans - 3.9%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Visteon Corp. term loan 7.75% 6/13/13 (l)	$ 7,265	1,671
Automobiles - 0.4%
AM General LLC:
Tranche B, term loan 5.5023% 9/30/13 (l)	3,235	2,135
3.9613% 9/30/12 (l)	132	87
Ford Motor Co. term loan 5% 12/15/13 (l)	23,806	9,641
General Motors Corp. term loan 5.795% 11/29/13 (l)	23,816	10,717
		22,580
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (l)	4,150	1,660
Thomson Learning, Inc. term loan 2.96% 7/5/14 (l)	5,187	3,358
		5,018
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2451% 2/16/14 (l)	142	64
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.2463% 6/14/13 (l)	41	19
term loan 2.9005% 6/14/14 (l)	452	208
Six Flags, Inc. Tranche B, term loan 3.6861% 4/30/15 (l)	14,040	8,214
		8,505
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 6.4588% 11/30/14 (l)	380	57
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (l)	$ 11,114	$ 8,224
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (l)	1,034	858
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (l)	27,932	8,380
Idearc, Inc. term loan 3.4175% 11/17/14 (l)	3,860	1,158
		18,677
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 3.523% 10/31/13 (l)	10,926	5,463
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (l)	1,595	622
		6,085
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (l)	1,650	1,122
Tranche B 1LN, term loan 5.0376% 9/5/13 (l)	3,323	2,725
		3,847
TOTAL CONSUMER DISCRETIONARY		66,383
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 3.5112% 6/5/13 (l)	1,095	985
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.7078% 6/4/14 (l)	2,680	1,447
TOTAL CONSUMER STAPLES		2,432
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (l)	531	420
Helix Energy Solutions Group, Inc. term loan 5.4568% 7/1/13 (l)	688	413
		833
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.6325% 12/28/10 (l)	$ 532	$ 367
Tranche D, term loan 6.6314% 12/28/13 (l)	1,717	1,185
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.7619% 10/31/12 (l)	540	329
term loan 5.9298% 10/31/12 (l)	940	573
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (l)	410	258
Walter Industries, Inc. term loan 4.1544% 10/3/12 (l)	62	46
		2,758
TOTAL ENERGY		3,591
FINANCIALS - 0.3%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6% 8/3/12 (l)	9,938	5,267
Tranche 2LN, term loan 8.5% 8/3/13 (l)	1,975	435
		5,702
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 4.2409% 4/8/12 (l)	2,246	876
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (l)	1,951	1,229
Tranche B, term loan 5.7063% 10/10/13 (l)	7,245	4,564
Tranche DD, term loan 6.7263% 10/10/13 (l)	7,026	4,426
		10,219
TOTAL FINANCIALS		16,797
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.7088% 4/26/15 (l)	697	481
4.8071% 4/26/15 (l)(p)	176	121
		602
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (l)	12,006	9,244
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 1.8013% 7/25/14 (l)(p)	$ 614	$ 473
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (l)	901	576
		10,293
TOTAL HEALTH CARE		10,895
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.9575% 2/21/13 (l)	83	52
Tranche 2LN, term loan 11.2075% 2/21/14 (l)	140	63
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.72% 9/29/13 (l)	165	119
Tranche 2LN, term loan 6.22% 3/28/14 (l)	70	49
		283
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.1488% 4/30/14 (l)	10,387	5,194
Northwest Airlines, Inc. term loan 3.44% 12/31/10 (l)	7,258	5,407
United Air Lines, Inc. Tranche B, term loan 2.6465% 2/1/14 (l)	5,790	2,779
		13,380
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (l)	126	102
term loan 3.3338% 1/26/14 (l)	1,990	1,602
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.1375% 2/7/15 (l)	650	130
		1,834
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 4.669% 12/3/14 (l)	525	289
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (l)	53	45
Dresser, Inc.:
Tranche 2LN, term loan 7.9862% 5/4/15 pay-in-kind (l)	4,050	1,620
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc.: - continued
Tranche B 1LN, term loan 4.4089% 5/4/14 (l)	$ 524	$ 314
Navistar International Corp.:
term loan 3.7213% 1/19/12 (l)	2,310	1,294
Credit-Linked Deposit 5.17% 1/19/12 (l)	840	470
		3,743
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 5.3988% 11/30/14 (l)	810	150
VWR Funding, Inc. term loan 2.9613% 6/29/14 (l)	1,440	907
		1,057
TOTAL INDUSTRIALS		20,586
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (l)	5,193	3,272
Tranche B-A1, term loan 7.0688% 10/1/14 (l)	1,492	940
Tranche B-B, term loan 6.1325% 10/1/12 (l)	4,017	2,651
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 5.3639% 10/10/14 (l)	10,669	7,469
Tranche B2, term loan 5.6032% 10/10/14 (l)	13,967	9,777
Tranche B3, term loan 5.3603% 10/10/14 (l)	19,348	13,544
		37,653
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 3.3215% 3/20/13 (l)	3,569	3,087
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (l)	7,517	4,435
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (l)	11,731	6,804
Tranche 2LN, term loan 7.2088% 6/11/15 (l)	1,790	806
Open Solutions, Inc. term loan 5.955% 1/23/14 (l)	236	57
		7,667
TOTAL INFORMATION TECHNOLOGY		52,842
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.4013% 4/2/13 (l)	$ 206	$ 113
term loan 5.5525% 4/2/14 (l)	1,117	754
Momentive Performance Materials, Inc. Tranche B1, term loan 2.75% 12/4/13 (l)	6,341	4,122
		4,989
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 3.8763% 4/3/15 (l)	10,320	6,398
Metals & Mining - 0.1%
Aleris International, Inc. term loan 2.5668% 12/19/13 (l)	2,764	1,064
Novelis Corp. term loan 3.46% 7/6/14 (l)	4,432	2,571
		3,635
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (l)	7,260	1,634
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (l)	1,484	668
		2,302
TOTAL MATERIALS		17,324
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 11.7525% 12/12/11 pay-in-kind (l)	6,405	3,691
Tranche 2, term loan 11.473% 3/21/15 (l)	2,840	2,357
Tranche B, term loan 5.885% 5/26/13 (l)	1,280	1,062
Tranche C, term loan 6.635% 5/26/14 (l)	1,280	1,062
		8,172
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (l)	614	504
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (l)	1,427	1,156
		1,660
TOTAL TELECOMMUNICATION SERVICES		9,832
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.675% 2/1/13 (l)	$ 4,171	$ 3,629
Credit-Linked Deposit 2.8587% 2/1/13 (l)	2,055	1,788
		5,417
TOTAL FLOATING RATE LOANS (Cost $287,007)		206,099
Fixed-Income Funds - 3.1%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $246,947)	2,566,375	167,148
Preferred Securities - 0.7%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 15,575	13,213
Net Servicos de Comunicacao SA 9.25% (g)		8,185	6,372
			19,585
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		21,044	16,428
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (l)	EUR	1,300	1,097
MUFG Capital Finance 3 Ltd. 2.68% (l)	JPY	150,000	1,687
			2,784
TOTAL PREFERRED SECURITIES (Cost $47,742)			38,797
Other - 0.0%
		Principal Amount (000s)(d)	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $94)		$ 8,380	$ 147
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $599,380)	599,380,321	599,380
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,234,487)		5,343,302
NET OTHER ASSETS - (0.3)%		(15,278)
NET ASSETS - 100%		$ 5,328,024
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
230 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 50,154	$ 369

The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 8,000	$ (2,995)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	(2,357)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 83,000	$ 2,136
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	575
		$ 111,000	$ (2,641)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,508,000 or 7.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,707,000.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Quantity represents share amount.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $480,000 and $341,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17,000
Fidelity Floating Rate Central Fund	13,176
Total	$ 30,176
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 77,131	$ 139,169	$ 167,148	8.3%
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thosands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,343,302	$ 775,791	$ 4,523,328	$ 44,183
Other Financial Instruments*	$ (3,132)	$ 369	$ (3,501)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,901
Total Realized Gain (Loss)	49
Total Unrealized Gain (Loss)	(8,190)
Cost of Purchases	25,892
Proceeds of Sales	(5,888)
Amortization/Accretion	38
Transfer in/out of Level 3	23,381
Ending Balance	$ 44,183

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.2%
Germany	3.8%
Canada	2.9%
United Kingdom	2.6%
Japan	2.6%
Argentina	2.0%
Italy	2.0%
Bermuda	1.9%
Venezuela	1.9%
Russia	1.5%
Luxembourg	1.3%
France	1.3%
Netherlands	1.2%
Brazil	1.1%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $48,738,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009, approximately $44,014,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,388,160)	$ 4,576,774
Fidelity Central Funds (cost $846,327)	766,528
Total Investments (cost $6,234,487)		$ 5,343,302
Commitment to sell securities on a delayed delivery basis	(62,986)
Receivable for securities sold on a delayed delivery basis	62,126	(860)
Receivable for investments sold, regular delivery		8,322
Cash		1,422
Foreign currency held at value (cost $1,941)		1,961
Receivable for fund shares sold		10,004
Dividends receivable		2
Interest receivable		87,995
Distributions receivable from Fidelity Central Funds		1,791
Prepaid expenses		58
Other receivables		3
Unrealized appreciation on swap agreements		2,711
Total assets		5,456,711

Liabilities
Payable for investments purchased Regular delivery	$ 42,050
Delayed delivery	54,320
Payable for fund shares redeemed	17,673
Distributions payable	3,961
Accrued management fee	2,494
Distribution fees payable	1,565
Payable for daily variation on futures contracts	7
Other affiliated payables	872
Other payables and accrued expenses	393
Unrealized depreciation on swap agreements	5,352
Total liabilities		128,687

Net Assets		$ 5,328,024
Net Assets consist of:
Paid in capital		$ 6,317,449
Undistributed net investment income		16,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(111,646)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(894,268)
Net Assets		$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,173,904 ÷ 222,407 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class T: Net Asset Value and redemption price per share ($1,337,335 ÷ 136,873 shares)	$ 9.77

Maximum offering price per share (100/96.00 of $9.77)	$ 10.18
Class B: Net Asset Value and offering price per share ($266,604 ÷ 27,212 shares)A	$ 9.80

Class C: Net Asset Value and offering price per share ($800,318 ÷ 82,026 shares)A	$ 9.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($749,863 ÷ 76,005 shares)	$ 9.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008
Investment Income
Dividends		$ 6,245
Interest		358,724
Income from Fidelity Central Funds		30,176
Total income		395,145

Expenses
Management fee	$ 34,403
Transfer agent fees	9,862
Distribution fees	21,773
Accounting fees and expenses	1,410
Custodian fees and expenses	363
Independent trustees' compensation	25
Registration fees	423
Audit	101
Legal	33
Miscellaneous	510
Total expenses before reductions	68,903
Expense reductions	(102)	68,801
Net investment income		326,344
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(120,409)
Fidelity Central Funds	(20,511)
Foreign currency transactions	(206)
Futures contracts	691
Swap agreements	10,285
Total net realized gain (loss)		(130,150)
Change in net unrealized appreciation (depreciation) on: Investment securities	(907,535)
Assets and liabilities in foreign currencies	78
Futures contracts	369
Swap agreements	(7,699)
Delayed delivery commitments	(984)
Total change in net unrealized appreciation (depreciation)		(915,771)
Net gain (loss)		(1,045,921)
Net increase (decrease) in net assets resulting from operations		$ (719,577)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 326,344	$ 281,722
Net realized gain (loss)	(130,150)	97,894
Change in net unrealized appreciation (depreciation)	(915,771)	(107,460)
Net increase (decrease) in net assets resulting from operations	(719,577)	272,156
Distributions to shareholders from net investment income	(299,025)	(276,727)
Distributions to shareholders from net realized gain	(37,399)	(64,264)
Total distributions	(336,424)	(340,991)
Share transactions - net increase (decrease)	379,487	1,390,464
Total increase (decrease) in net assets	(676,514)	1,321,629

Net Assets
Beginning of period	6,004,538	4,682,909
End of period (including undistributed net investment income of $16,489 and undistributed net investment income of $6,580, respectively)	$ 5,328,024	$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Income from Investment Operations
Net investment income C	.600	.616	.600	.571	.600
Net realized and unrealized gain (loss)	(1.826)	(.019)	.248	(.255)	.445
Total from investment operations	(1.226)	.597	.848	.316	1.045
Distributions from net investment income	(.554)	(.607)	(.583)	(.551)	(.575)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.624)	(.737)	(.628)	(.706)	(.745)
Net asset value, end of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Total Return A, B	(10.98)%	5.22%	7.54%	2.75%	9.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.02%	1.01%	.97%	.99%	1.00%
Net investment income	5.49%	5.27%	5.18%	4.92%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,174	$ 1,931	$ 954	$ 647	$ 372
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Income from Investment Operations
Net investment income C	.607	.620	.594	.564	.593
Net realized and unrealized gain (loss)	(1.832)	(.021)	.248	(.245)	.443
Total from investment operations	(1.225)	.599	.842	.319	1.036
Distributions from net investment income	(.555)	(.609)	(.577)	(.544)	(.566)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.625)	(.739)	(.622)	(.699)	(.736)
Net asset value, end of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Total Return A, B	(10.97)%	5.24%	7.49%	2.77%	9.23%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of fee waivers, if any	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of all reductions	1.01%	.99%	1.02%	1.05%	1.07%
Net investment income	5.50%	5.29%	5.13%	4.86%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,337	$ 1,983	$ 2,049	$ 1,427	$ 808
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Income from Investment Operations
Net investment income C	.525	.533	.511	.486	.513
Net realized and unrealized gain (loss)	(1.831)	(.022)	.247	(.249)	.441
Total from investment operations	(1.306)	.511	.758	.237	.954
Distributions from net investment income	(.474)	(.521)	(.493)	(.462)	(.484)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.544)	(.651)	(.538)	(.617)	(.654)
Net asset value, end of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Total Return A, B	(11.60)%	4.44%	6.70%	2.06%	8.45%
Ratios to Average Net Assets D, F
Expenses before reductions	1.76%	1.74%	1.76%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75%	1.74%	1.75%	1.75%	1.78%
Expenses net of all reductions	1.75%	1.74%	1.75%	1.75%	1.78%
Net investment income	4.76%	4.54%	4.40%	4.16%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 267	$ 335	$ 342	$ 342	$ 319
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Income from Investment Operations
Net investment income C	.517	.526	.503	.475	.505
Net realized and unrealized gain (loss)	(1.817)	(.020)	.238	(.246)	.444
Total from investment operations	(1.300)	.506	.741	.229	.949
Distributions from net investment income	(.470)	(.516)	(.486)	(.454)	(.479)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.540)	(.646)	(.531)	(.609)	(.649)
Net asset value, end of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Total Return A, B	(11.59)%	4.42%	6.57%	1.99%	8.43%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of fee waivers, if any	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of all reductions	1.79%	1.78%	1.81%	1.82%	1.82%
Net investment income	4.72%	4.50%	4.34%	4.09%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$ 800	$ 866	$ 683	$ 540	$ 405
Portfolio turnover rate E	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Income from Investment Operations
Net investment income B	.635	.652	.627	.599	.627
Net realized and unrealized gain (loss)	(1.835)	(.027)	.252	(.262)	.449
Total from investment operations	(1.200)	.625	.879	.337	1.076
Distributions from net investment income	(.580)	(.635)	(.604)	(.572)	(.596)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.650)	(.765)	(.649)	(.727)	(.766)
Net asset value, end of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Total Return A	(10.67)%	5.42%	7.76%	2.91%	9.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.77%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.78%	.77%	.79%	.81%	.81%
Expenses net of all reductions	.78%	.76%	.79%	.80%	.81%
Net investment income	5.73%	5.52%	5.36%	5.10%	5.38%
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 889	$ 655	$ 520	$ 424
Portfolio turnover rate D	255%	149%	81%	109%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities.The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 203,366
Unrealized depreciation	(1,100,040)
Net unrealized appreciation (depreciation)	(896,674)
Capital loss carryforward	(48,738)

Cost for federal income tax purposes	$ 6,239,976

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 328,410	$ 321,590
Long-term Capital Gains	8,014	19,401
Total	$ 336,424	$ 340,991

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,852,752 and $8,284,866, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,664	$ 236
Class T	0%	.25%	4,252	-
Class B	.65%	.25%	2,858	2,069
Class C	.75%	.25%	8,999	2,145
			$ 21,773	$ 4,450

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 418
Class T	124
Class B*	652
Class C*	251
$ 1,445

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,524.16
Class T	2,479.15
Class B	768.24
Class C	1,584.18
Institutional Class	1,507.17
	$ 9,862

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 19

Annual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 12
Institutional Class	3
$ 15

9. Credit Risk.

The Fund invests a portion of its assets in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund one hundred and eight-seven dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 114,810	$ 69,443
Class T	85,638	114,586
Class B	13,635	14,875
Class C	38,561	34,291
Institutional Class	46,381	43,532
Total	$ 299,025	$ 276,727
From net realized gain
Class A	$ 12,777	$ 19,657
Class T	11,501	22,248
Class B	2,042	3,708
Class C	5,537	9,265
Institutional Class	5,542	9,386
Total	$ 37,399	$ 64,264

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	114,758	105,260	$ 1,278,238	$ 1,231,222
Reinvestment of distributions	10,676	6,633	115,815	77,535
Shares redeemed	(69,203)	(26,839)	(740,023)	(314,378)
Net increase (decrease)	56,231	85,054	$ 654,030	$ 994,379
Class T
Shares sold	27,141	61,556	$ 300,576	$ 723,556
Reinvestment of distributions	8,275	11,119	90,618	130,043
Shares redeemed	(69,215)	(76,260)	(756,721)	(891,357)
Net increase (decrease)	(33,799)	(3,585)	$ (365,527)	$ (37,758)
Class B
Shares sold	6,688	5,950	$ 74,372	$ 69,926
Reinvestment of distributions	1,092	1,194	11,949	13,990
Shares redeemed	(9,318)	(7,422)	(100,959)	(87,195)
Net increase (decrease)	(1,538)	(278)	$ (14,638)	$ (3,279)
Class C
Shares sold	30,031	26,139	$ 331,769	$ 306,154
Reinvestment of distributions	2,962	2,725	32,228	31,803
Shares redeemed	(25,621)	(12,340)	(273,311)	(144,301)
Net increase (decrease)	7,372	16,524	$ 90,686	$ 193,656
Institutional Class
Shares sold	32,078	37,630	$ 359,394	$ 445,192
Reinvestment of distributions	3,394	3,340	37,416	39,395
Shares redeemed	(35,310)	(20,371)	(381,874)	(241,121)
Net increase (decrease)	162	20,599	$ 14,936	$ 243,466

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate. Mr. Kenneally oversees 33 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Michael E. Kenneally (54)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Executive Officers**:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund designates $26,350,959 of distributions paid during the period January 1, 2008 to December 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SII-UANN-0209
1.787728.105

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$75,000	$-	$5,600	$-

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$80,000	$-	$6,300	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A,B
Deloitte Entities	$1,325,000	$735,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009